AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 1997

                                                               File No. 33-91498
                                                               File No. 811-9034
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 6

--------------------------------------------------------------------------------

                                  THE CRM FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900

--------------------------------------------------------------------------------

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                           Susan Penry-Williams, Esq.
                        Kramer, Levin, Naftalis & Frankel
                              919 West Third Avenue
                            New York, New York 10022
--------------------------------------------------------------------------------
             It is proposed that this filing will become effective:

 __X__   immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
 _____   on [ ] pursuant to Rule 485,  paragraph  (b)
 _____   60 days after filing  pursuant to Rule 485,  paragraph  (a)(i)
 _____   on [ ]  pursuant  to Rule 485,  paragraph (a)(i)
 _____   75 days after filing pursuant to Rule 485,  paragraph (a)(ii)
 _____   on [ ] pursuant to Rule 485, paragraph (a)(ii)
 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ending September 30, 1997 will be filed with the Commission on or about November 30, 1997.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))
                                     PART A
(Prospectus offering Investor Shares of Small Cap Value Fund, Mid Cap Value Fund
                                 and Value Fund)

FORM N-1A                                                     LOCATION IN PROSPECTUS
ITEM NO.                                                                (CAPTION)
---------                                                     ----------------------

Item 1.         Cover Page                                    Cover Page

Item 2.         Synopsis                                      Expenses of Investing in the Fund

Item 3.         Condensed Financial                           Financial Highlights
                Information

Item 4.         General Description of Registrant             Prospectus Summary; Investment Risks and Practices;
                                                              Other Information

Item 5.         Management of the Fund                        Prospectus Summary; Management

Item 5A.        Management's Discussion of                    Not Applicable
                Fund Performance

Item 6.         Capital Stock and                             Dividends and Tax Matters; Other
                Other Securities                              Information; Purchases and Redemptions of Shares

Item 7.         Purchase of Securities                        Purchases and Redemptions of Shares; Other
                Being Offered                                 Information; Management

Item 8.         Redemption or Repurchase                      Purchases and Redemptions of Shares

Item 9.         Pending Legal Proceedings                     Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))
                                     PART A
 (Prospectus offering Institutional Shares of Small Cap Value Fund, Mid Cap
                           Value Fund and Value Fund)

FORM N-1A                                                     LOCATION IN PROSPECTUS
ITEM NO.                                                                (CAPTION)
---------                                                     ----------------------

Item 1.         Cover Page                                    Cover Page

Item 2.         Synopsis                                      Expenses of Investing in the Fund

Item 3.         Condensed Financial                           Financial Highlights
                Information

Item 4.         General Description of Registrant             Prospectus Summary; Investment Risks and Practices;
                                                              Other Information

Item 5.         Management of the Fund                        Prospectus Summary; Management

Item 5A.        Management's Discussion of                    Not Applicable
                Fund Performance

Item 6.         Capital Stock and                             Dividends and Tax Matters; Other
                Other Securities                              Information; Purchases and Redemptions of Shares

Item 7.         Purchase of Securities                        Purchases and Redemptions of Shares; Other
                Being Offered                                 Information; Management

Item 8.         Redemption or Repurchase                      Purchases and Redemptions of Shares

Item 9.         Pending Legal Proceedings                     Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
 (Statement of Additional Informations offering Shares of Small Cap Value Fund,
                       Mid Cap Value Fund and Value Fund)

                                                                LOCATION IN STATEMENT
FORM N-1A                                                     OF ADDITIONAL INFORMATION
ITEM NO.                                                              (CAPTION)
---------                                                     -------------------------

Item 10.        Cover Page                                    Cover Page

Item 11.        Table of Contents                             Cover Page

Item 12.        General Information and History               Other Matters

Item 13.        Investment Objectives and Policies            Investment Policies; Investment Limitations

Item 14.        Management of the Fund                        Management

Item 15.        Control Persons and Principal                 Management; Other Matters
                Holders of Securities

Item 16.        Investment Advisory and Other                 Management
                Services

Item 17.        Brokerage Allocation                          Portfolio Transactions
                and Other Practices

Item 18.        Capital Stock and Other Securities            Determination of Net Asset Value

Item 19.        Purchase, Redemption and Pricing                Determination of Net Asset Value;
                of Securities Being Offered                   Additional Purchase and Redemption Information

Item 20.        Tax Status                                    Taxation

Item 21.        Underwriters                                  Management

Item 22.        Calculation of Performance Data               Performance Data and Advertising

Item 23.        Financial Statements                          Financial Statements


               ---------------------------------------------------
                                  THE CRM FUNDS
               ---------------------------------------------------


                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                                   PROSPECTUS
                                 JANUARY 2, 1998

      EACH OF THESE FUNDS SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING
        PRIMARILY IN EQUITY SECURITIES, USING A VALUE-ORIENTED APPROACH.







                               INVESTMENT ADVISER:
                         CRAMER ROSENTHAL MCGLYNN, INC.


                                 1-800-CRM-2883

                                TABLE OF CONTENTS



PROSPECTUS SUMMARY.............................................................4

FEE TABLES.....................................................................5

FINANCIAL HIGHLIGHTS...........................................................7

PERFORMANCE....................................................................7

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS....................................8
Investment Objectives..........................................................8
Investment Strategies..........................................................9
Investment Risks...............................................................9

INVESTMENT POLICIES...........................................................10

ADDITIONAL INVESTMENT PRACTICES...............................................12

MANAGEMENT....................................................................13
Investment Adviser............................................................13
Administrator ................................................................15
Distributor ..................................................................15
Shareholder Services..........................................................16
Transfer Agent................................................................16
Expenses of the Trust.........................................................16

INVESTMENT IN A FUND..........................................................17
Purchases and Redemption of Shares............................................17
Purchase and Redemption Procedures............................................17
Exchange Privilege............................................................20
Other Investment Information..................................................21

DIVIDENDS AND TAX MATTERS.....................................................21
Dividends.....................................................................21
Taxes.........................................................................21

OTHER INFORMATION.............................................................22
Determination of Net Asset Value..............................................22
The Trust and Its Shares......................................................22

-------------------------
THE CRM FUNDS
-------------------------
SMALL CAP VALUE FUND
MID CAP VALUE FUND
VALUE FUND
--------------------------------------------------------------------------------
FUND INFORMATION:                              SHAREHOLDER ACCOUNT INFORMATION:
     Forum Financial Services, Inc.                  Forum Financial Corp.
     Two Portland Square                             P.O. Box 446
     Portland, Maine 04101                           Portland, Maine  04112
     800-CRM-2883                                    800-844-8258
     800-276-2883

INVESTMENT ADVISOR:

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue
     White Plains, New York  10604

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 JANUARY 2, 1998


     This Prospectus offers investor shares ("Investor Shares") of the Small Cap Value Fund, Mid Cap Value Fund and Value Fund (each a "Fund" and collectively, the "Funds"), each a diversified portfolio of The CRM Funds (the "Trust"), an open-end, management investment company.

      The Funds seek long-term capital appreciation by investing primarily in equity securities, using a value-oriented approach. Investor Shares of the Funds are offered to investors without any sales charge.


    Please read this Prospectus before investing in the Funds, and retain it for future reference. It contains important information about the Funds, their investments and the services
                           available to shareholders.

To learn more about the Funds and the Trust, you may obtain a copy of the Funds' Statement of Additional Information, dated January 2, 1998, as amended from time to time (the "SAI"). The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus and may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-CRM-2883.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

SMALL CAP VALUE FUND
GOAL:  Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with small market capitalizations, using a value-oriented approach. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment.

MID CAP VALUE FUND
GOAL:  Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with medium market capitalizations, using a value-oriented approach. A medium capitalization company has a market capitalization of between $1 billion and $10 billion at the time of the Fund's investment.

VALUE FUND
GOAL:  Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with varying market capitalizations, using a value-oriented approach.


MANAGEMENT. Cramer Rosenthal McGlynn, LLC (the "Adviser"), an affiliate of Cramer Rosenthal McGlynn, Inc. ("CRM") with the same principals and portfolio managers as CRM, is each Fund's investment adviser and makes investment decisions for the Funds. Forum Financial Services, Inc. is the administrator and distributor of the Funds. SEE "Management" for more detailed information.


The Funds' investment adviser employs a "value" approach to the Funds' investments, seeking to identify companies that have experienced fundamental change, are intrinsically undervalued or are misunderstood by the investment community. The Portfolio Managers view investment prospects on a long-term basis and do not attempt to time the market. See "Investment Objective, Strategies and Risks" for more detailed information.

SHARES OF THE FUNDS.  Each Fund currently offers two separate classes of shares:
Investor Shares and Institutional Shares. Investor Shares are sold through this Prospectus. Institutional Shares are offered by a separate prospectus to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. See "Other Information -- The Trust and Its Shares."

PURCHASES AND REDEMPTIONS. Shares of the Funds may be purchased or redeemed without any sales charges Monday through Friday except on days that the New York Stock Exchange is closed ("Fund Business Day"). The initial minimum investment for each Fund is $10,000 or $2,000 for retirement accounts and automatic investment plans. The minimum for subsequent investments in a Fund is $100. SEE "Investment in the Funds" for more detailed information.


DIVIDENDS. Dividends representing the net investment income are declared and paid at least annually. Net capital gains realized by a Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of a Fund unless a shareholder elects to have them paid in cash. SEE "Dividends and Tax Matters" for more detailed information.


RISK CONSIDERATIONS

The Funds do not invest for income, and each Fund does not by itself provide a complete or balanced investment program. It may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in a Fund's net asset value while seeking long-term returns that are potentially higher than market averages. A company's market capitalization is the total market value of its outstanding common stock. The securities of small and medium capitalization companies typically are more thinly traded than those of larger companies. Small and medium capitalization securities may have greater growth potential in the long-run than other types of securities. In the shorter term, however, the prices of small and medium capitalization securities may fluctuate significantly in response to news about the company, the markets or the economy. Other investments and investment techniques of the Funds, such as investments in securities of foreign issuers, may entail additional risks or have speculative characteristics. SEE "Investment Objective, Strategies and Risks" for more detailed information.

Of course, as with any mutual fund, there is no assurance that a Fund will achieve its investment objective.

FEE TABLES

The following tables should help you understand the various costs and expenses that you will bear if you invest in a Fund.

Shareholder transaction expenses are charges an investor would pay when buying, selling or exchanging shares of a Fund. Operating expenses, which are paid out of a Fund's assets, and other expenses for services, such as maintaining shareholder accounts, are factored into a Fund's share price and not charged directly to shareholder accounts.

------------------------------------------ --------
Shareholder Transaction Expenses
------------------------------------------ --------
     Maximum sales load imposed on         None
     purchases
------------------------------------------ --------
     Maximum sales load imposed on         None
     reinvested dividend
------------------------------------------ --------
     Deferred sales load                   None
------------------------------------------ --------
     Redemption Fees                       None
------------------------------------------ --------
     Exchange Fees                         None
------------------------------------------ --------



----------------------------------------- ---------
Annual Fund Operating Expenses
----------------------------------------- ---------
SMALL CAP VALUE FUND
----------------------------------------- ---------

     Advisory Fees                        0.75%

----------------------------------------- ---------
     12b-1 Fees                           None
----------------------------------------- ---------
     Other Expenses

         Shareholder Servicing Fees        0.25%
         Miscellaneous Expenses            0.50%

----------------------------------------- ---------

     Total Fund Operating Expenses
     (after waivers or reimbursements)2    1.50%

----------------------------------------- ---------

----------------------------------------- ---------
MID CAP VALUE FUND
----------------------------------------- ---------

     Advisory Fees                        0.75%

----------------------------------------- ---------
     12b-1 Fees                           None
----------------------------------------- ---------
     Other Expenses

         Shareholder Servicing Fees        0.25%
         Miscellaneous Expenses            0.50%

----------------------------------------- ---------
     Total Fund Operating Expenses
     (after waivers or reimbursements)3    1.50%
----------------------------------------- ---------





----------------------------------------- ---------
VALUE FUND
----------------------------------------- ---------

     Advisory Fees                        0.75%

----------------------------------------- ---------
     12b-1 Fees                           None
----------------------------------------- ---------
     Other Expenses

        Shareholder Servicing Fees        0.25%
        Miscellaneous Expenses            0.50%

----------------------------------------- ---------

     Total Fund Operating Expenses
     (after waivers or reimbursements)3   1.50%

----------------------------------------- ---------

1 Annual Fund Operating Expenses are calculated as a percentage of average net assets after waivers and reimbursements.


2 The amounts of fees and expenses are based on amounts incurred by the Small Cap Value Fund during the Small Cap Value Fund's most recent fiscal year ending September 30, 1997. SEE "Management," for a more detailed description of the various costs and expenses incurred in the Small Cap Value Fund's operation.

3 The amounts of fees and expenses are based upon projected annual operating expenses for the upcoming year for Mid Cap Value Fund, and Value Fund. The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Mid Cap Value Fund and Value Fund to the extent that total expenses exceed 1.50%. See "Management" for further explanation of these fees. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.


EXAMPLE


The following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares of a Fund would pay assuming a $1,000 investment in the Fund, a 5% annual return, the reinvestment of all dividends and distributions and redemption at the end of each period. The example is based on projected expenses of the Mid Cap Value Fund's and Value Fund's first year of operation.

---------------------------- ---------------- -----------------
                               Small Cap           Mid Cap
                               Value Fund         Value Fund
                                                     and
                                                  Value Fund
---------------------------- ---------------- -----------------

After 1 Year                   $15              $15


---------------------------- ---------------- -----------------

After 3 Years                  $47              $47


---------------------------- ---------------- -----------------

After 5 Years                  $81              N/A


---------------------------- ---------------- -----------------

After 10 Years                $178              N/A


---------------------------- ---------------- -----------------

The example is based on the expenses listed in the table. The five percent annual return is not predictive of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

FINANCIAL HIGHLIGHTS

The following table represents selected data for a single outstanding Investor Share of the Small Cap Value Fund for the period shown. This information has been audited in connection with an audit of the Small Cap Value Fund's financial statements by Ernst & Young LLP, independent auditors. The Small Cap Value
Fund's financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Small Cap Value Fund's performance is contained in the Annual Report to shareholders, which may be obtained from the Trust without charge by calling 1-800-CRM-2883.



--------------------------------------------- ---------- ----------
Small Cap Value Fund
Year Ended September 30                          1996       1997
--------------------------------------------- ---------- ----------

BEGINNING NET ASSET VALUE PER SHARE           $10.00     $13.71

--------------------------------------------- ---------- ----------
Investment Operations
--------------------------------------------- ---------- ----------

   Net investment loss                        (0.02)     (0.06)

--------------------------------------------- ---------- ----------

   Net  realized  and  unrealized   gain  on  3.73       4.89

securities
--------------------------------------------- ---------- ----------
Distributions from
--------------------------------------------- ---------- ----------

   Net investment income                      --(a)       --

--------------------------------------------- ---------- ----------

   Net realized gain on investments           --         (0.86)

--------------------------------------------- ---------- ----------

Total Distributions                           --         (0.86)

--------------------------------------------- ---------- ----------

ENDING NET ASSET VALUE PER SHARE              $13.71     $17.68

--------------------------------------------- ---------- ----------




--------------------------------------------- ---------- ----------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------- ---------- ----------

   Expenses, including reimbursement/waiver   1.49%      1.50%

--------------------------------------------- ---------- ----------

   Expenses, excluding reimbursement/waiver   1.98%      1.50%

--------------------------------------------- ---------- ----------

   Net    investment     loss,     including  (0.40)%    (0.56)%

reimbursement/waiver
--------------------------------------------- ---------- ----------

TOTAL RETURN                                  37.15%     37.40%

--------------------------------------------- ---------- ----------

PORTFOLIO TURNOVER RATE                       111.18%    98.91%

--------------------------------------------- ---------- ----------

AVERAGE BROKERAGE COMMISSION RATE (b)         $0.0374    $0.0560

--------------------------------------------- ---------- ----------

NET  ASSETS  AT  THE  END OF  PERIOD  (000's  $45,385    $144,001
omitted)

--------------------------------------------- ---------- ----------

(a)  Less than $0.01 per share.
(b) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

Financial highlights information is not included for the Mid Cap Value Fund and Value Fund, because these Funds commenced operations on January 2, 1998. Further information will be contained in the Semi-Annual Report, which will be sent to shareholders when these Funds have been in operation for three months.


PERFORMANCE

The Funds may, from time to time, include quotations of its average annual total return, cumulative total return and other non-standard performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assume investment and reinvestment of all dividends and distributions at NAV. For a description of the methods used to determine total return and other performance measures for the Funds, please see the SAI.


The Funds' fiscal year runs from October 1 to September 30. The table below shows the performance of the Investor Share class of Small Cap Value Fund over the past fiscal year compared to investing in a broad selection of stocks as measured by the S&P 500 and Russell 2000 Index.


AVERAGE ANNUAL TOTAL RETURNS

     ------------------------- -----------------
      For the year ended         Past 1 year
      9/30/97
     ------------------------- -----------------
     Small Cap                      37.14%
     Value Fund
     ------------------------- -----------------
     S&P 500                        40.45%
     ------------------------- -----------------
     Russell 2000 Index             32.99%
     ------------------------- -----------------
     Russell MidcapTM Index          35.06%
     ------------------------- -----------------

The Funds may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses. They also do not include any allowance for the brokerage commissions or other fees you would pay if you actually invested in those stocks.

The S&P 500 is the Standard & Poor's 500(R) Index, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the Index.

The Russell 2000(R) Index (the "Russell 2000") is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The index is unmanaged and reflects the reinvestment of dividends.

Russell MidcapTM Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $2.9 billion; the median market capitalization was approximately $2.3 billion. The largest company in the index had an approximate market capitalization of $8.0 billion.

PERFORMANCE   INFORMATION   REPRESENTS  ONLY  PAST   PERFORMANCE  AND  DOES  NOT
NECESSARILY INDICATE FUTURE RESULTS.

INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

Each  Fund's  investment  objective  is  long-term  capital  appreciation.   The
investment objective of a Fund may not be changed without the approval of shareholders.

SMALL CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment. Companies whose capitalization exceeds $1 billion after purchase will continue to be considered small for purposes of this 75% policy. The Small Cap Value Fund may also invest to a limited degree in companies that have larger market capitalizations. A company may have a small market capitalization because it is new or has recently gone public, or because it operates in a minor industry or regional market. These companies may respond more quickly to change in an industry, and are expected to increase their earnings more rapidly than larger companies. Historically, small companies have offered greater opportunity for capital appreciation than larger, more established companies. At the same time, investing in small companies can be riskier than other investments.

MID CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of medium capitalization companies. A medium capitalization company has a market capitalization between $1 billion and $10 billion at the time of the Fund's investment. Companies whose capitalization falls below $1 billion or exceeds $10 billion after purchase will continue to be considered medium for purposes of this 75% policy. The Mid Cap Value Fund may also invest to a limited degree in companies that have smaller and larger market capitalizations.


VALUE FUND seeks to achieve its objective by investing at least 65% of its total
assets  in  the   equity   securities   of   companies   with   varying   market
capitalizations.

INVESTMENT STRATEGIES

Value investing provides investors with a less aggressive way to take advantage of growth opportunities of companies. Using a value approach, the Funds will seek to invest in stocks priced low relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

The Funds will be managed in accordance with the investment disciplines that CRM has employed in managing its equity portfolios for over twenty-four years. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts, evaluating the degree of investor recognition by monitoring the number of analysts who follow the company and recommend its purchase or sale to investors. The Adviser begins the investment process by identifying early dynamic change in a company's operations, finances, or management. This type of dynamic change tends to be material, and may create misunderstanding in the marketplace, and result in a company's stock becoming undervalued.

Once change is identified, the Adviser evaluates the company on several levels. It analyzes financial models based principally upon projected cash flow, as opposed to reported earnings. The price of the company's stock is evaluated in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company. Another important consideration is the extent of management's ownership interest in the company. Finally, the Adviser analyzes the company's market, in most instances, corroborating its observations and assumptions by meeting with management, customers, and suppliers.

By reviewing historical relationships and understanding the characteristics of a business, the Adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the Adviser seeks stocks that it believes have a greater upside potential than risk over an 18 to 24 month holding period.


INVESTMENT RISKS

GENERALLY. An investment in each of the Funds is not by itself a complete or balanced investment program. Nevertheless, the small, medium, and large capitalization segments of the equity markets may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in a Fund's net asset value.

Because the Adviser will seek securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for an unexpectedly long time, or that the Adviser believes undervalued is actually priced appropriately due to intractable or fundamental problems that are not yet apparent.

SMALL AND MID CAP FUNDS. The Small Cap Value Fund's and the Mid Cap Value Fund's investments in small and medium size companies can entail more risk than investing in larger, more established companies. These companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. Analysts and other investors typically follow small and medium sized companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small and mid capitalization securities may fluctuate more significantly than the securities of larger companies, in response to news about the company, the markets or the economy. As a result, the price of the Small Cap Value and Mid Cap Value Funds' shares may exhibit a higher degree of volatility than the market averages.

A significant portion of the securities in the Small Cap Value Fund's portfolio are traded in the over-the-counter markets or on a regional securities exchange, and may be more thinly traded and volatile than the securities of larger companies. In addition, securities traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national exchange. To a smaller extent, these characteristics apply to the investments of the Mid Cap Value Fund. There may be occasions therefore when the Small Cap Value or Mid Cap Value Fund must sell a portfolio security to meet redemptions at a discount from market prices, or otherwise sell during periods when disposition is not desirable, or make many small sales over a lengthy period of time.

                                ----------------


INVESTMENT POLICIES

Under normal conditions, each Fund will invest at least 65% of its assets in equity securities.

EQUITY SECURITIES may include common and preferred stock, convertible securities and warrants. COMMON STOCK represents an equity or ownership interest in a company. Although this interest often gives a Fund the right to vote on measures affecting the company's organization and operations, a Fund does not intend to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments. CONVERTIBLE SECURITIES are securities that may be converted either at a stated price or formula within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

A Fund may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. SEE "Description of Securities Ratings" in Appendix A to the SAI.

WARRANTS are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). A Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. In a "sponsored" ADR, the foreign issuer typically bears certain expenses of maintaining the ADR facility. "Unsponsored" ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

ILLIQUID AND RESTRICTED SECURITIES. As a nonfundamental investment policy, a Fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. A security is considered ILLIQUID if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Adviser may determine that the security is liquid under guidelines adopted by a Fund's Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund treats such holdings as illiquid.
                                ----------------

ADDITIONAL INVESTMENT PRACTICES

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when the Adviser believes that business or financial conditions warrant, a Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no added cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities. A Fund may enter into a short sale against the box to lock-in a gain or loss in one year, while deferring recognition of the gain or loss until the next year. A Fund may also sell short against the box to hedge against the risk that the price of a security may decline. In such a case, to the extent a Fund limits its future losses in the security, it limits its opportunity to achieve future gain in the security as well.

CORE AND GATEWAY (R). Notwithstanding the other investment policies of the Funds, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Upon future action by the Board of Trustees and notice to shareholders, a Fund may convert to this structure. As a result, the Fund would hold as its only investment, shares of another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS. The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year. A Fund's portfolio turnover rate will vary from year to year depending on market conditions. Higher rates of turnover will result in higher brokerage costs for a Fund. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The portfolio turnover rate for each of Mid Cap Value Fund and Value Fund is not expected to exceed 100%. Small Cap Value Fund's portfolio turnover rate is reported under "Financial Highlights." Tax rules applicable to short-term trading may affect the timing of a Fund's transactions or its ability to realize short-term trading profits or establish short-term positions.


INVESTMENT OBJECTIVE AND POLICIES. The investment objective, and investment policies of a Fund that are identified as fundamental, may not be changed without approval of the holders of a majority of a Fund's outstanding voting securities, as defined in the Investment Company Act. Except as otherwise indicated, however, a Fund's investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of a Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

                                ----------------

MANAGEMENT

The business of the Trust and the Funds is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the SAI under the heading "Management - Trustees and Officers."

INVESTMENT ADVISER


Cramer Rosenthal McGlynn, LLC,, 707 Westchester Avenue, White Plains, New York 10604, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. The Adviser is a limited liability company organized under the laws of the State of Delaware on September 23, 1997, and is a registered investment adviser under the Investment Advisers Act of 1940.

The Adviser has managed investments in small and medium capitalization companies for over twenty-five years. As of the date of this prospectus, it has over $3.7 billion of assets under management. The following data relates to historical performance of the portfolios of all private accounts managed by the Adviser that have an investment objective, policies and strategies substantially similar to Mid Cap Value Fund's. The private accounts, however, have a heavier weighting of mid-capitalization issuers than the Fund. This data compares the performance of these portfolios against the Russell 2500(TM) Index. It represents dollar weighted total rates of return that include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data is unaudited and investors should not consider this performance data as an indication of future performance of the Fund or of the Adviser.

------------------------------ ------------ ------------
Period (Calendar Years)            The         Russell
                                 Adviser(1)    2500(2)
------------------------------ ------------ ------------

20 Years: 1977 - 1996             17.5%          N/A

------------------------------ ------------ ------------

15 Years: 1982 - 1996             17.8%         15.2%

------------------------------ ------------ ------------

10 Years: 1987 - 1996             16.2%         13.9%

------------------------------ ------------ ------------

5 Years:   1992 - 1996            19.1%         16.1%

------------------------------ ------------ ------------

3 Years:   1994 - 1996            16.7%         15.8%

------------------------------ ------------ ------------

1 Year:     1997                  20.8%         25.8%

------------------------------ ------------ ------------


(1) The Adviser's results are a dollar weighted composite of tax-exempt, fully discretionary, separately managed accounts that are over $1 million in size and under the Adviser's management for at least 3 months. These accounts have investment objectives, policies and strategies similar to the Fund, but with a heavier weighting of mid-capitalization issuers. The composite consists of 52 accounts with $1.387 million in assets (81% of tax-exempt equity accounts and 37% of all equity accounts). The modified Bank Administration Institute (BAI) method is used to compute a time-weighted rate of return in accordance with standards set by the Association for Investment Management and Research (AIMR); returns will differ from return results computed in accordance with the method set by the SEC. The composite does not reflect all of the assets under the Adviser's management and may not accurately reflect the performance of all accounts it manages. The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the federal securities laws.


(2) The Russell 2500(TM) Index (the "Russell 2500") is a market weighted index composed of 2500 companies with market capitalizations from $50 million to $3.9 billion. The index is unmanaged and reflects the reinvestment of dividends.

(3)      For the period January 1, 1997 through September 30, 1997.


All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. The net effect of the deduction of the operating expenses of the Funds on the annualized performance, including the effect of compounding over time, may be substantial. SEE "Fee Table."


All information relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Trust to be reliable. It has not been verified or audited.

The principals of CRM and the Adviser stand on a solid base of more than 130 years of collective investment experience. The principal shareholders and portfolio managers of the Adviser are:

Gerald B. Cramer, Chairman of CRM, has been in investment banking and portfolio management for the past thirty-nine years. Before co-founding and forming CRM in 1973, Mr. Cramer was a senior partner at Oppenheimer & Co. His responsibilities include investment policy and portfolio management. He received a B.S. from Syracuse University and attended the University of Pennsylvania Wharton Graduate School of Finance.

Ronald H. McGlynn, President and Chief Executive Officer of CRM, is the Adviser's Portfolio Manager. He has been with CRM for twenty-four years and is responsible for investment policy, portfolio management, and investment research. Prior to his association with CRM and the Adviser, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an MBA from Columbia University.


Jay B. Abramson, Executive Vice President of CRM, is the Adviser's Director of Research. He has been with CRM for eleven years and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively. He is also a Certified Public Accountant. Mr. Abramson is primarily responsible for the day-to-day management of each Fund's portfolio.

Fred M. Filoon is President of the Funds and Senior Vice President of CRM. Mr. Filoon has over 30 years of investment experience and is responsible for portfolio management at CRM. Mr. Filoon received a B.A. from Bowdoin College and attended New York University Business School.

For its services under the Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser's fees are accrued daily and paid monthly. The Adviser, at its sole discretion, may waive all or any portion of its advisory fees. Any waiver would have the effect of increasing the Fund's total return for the period during which the waiver was in effect and would not be recouped by the Adviser at a later date.

ADMINISTRATOR


On behalf of the Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAS"). As provided in this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Like the Adviser, FAS, in its sole discretion, may waive all or any portion of its fees.

FAS is located at Two Portland  Square,  Portland,  Maine 04101.  As of the date
hereof,  FAS  manages  and  administers   registered  investment  companies  and
collective investment funds with assets of approximately $30 billion.

Forum Accounting Services, LLC ("FAcS"), an affiliate of FAS, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust. For its services, FAcS receives a fee at an annual rate of $36,000 for each Fund plus $12,000 for each additional class and certain surcharges based upon the amount and type of a Fund's portfolio transactions and positions.


DISTRIBUTOR


Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

FFSI, located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES


The Trust has adopted a shareholder services plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized FAS to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Funds' transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.


Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. ("FFC") pursuant to which FFC acts as the Funds' transfer agent and dividend disbursing agent. FFC maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust.

EXPENSES OF THE TRUST


A Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund. Subject to the obligation of the Adviser to reimburse a Fund for excess expenses of a Fund, the Trust pays for all of its expenses. The Adviser, FAS and FFC, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

The Adviser has voluntarily undertaken to assume certain expenses of the Funds (or waive its respective fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.50% of the average daily net assets of the Funds.


INVESTMENT IN A FUND

PURCHASES AND REDEMPTIONS OF SHARES - GENERAL

You may purchase or redeem shares of a Fund without a sales charge at their net asset value on any weekday except on days when the New York Stock Exchange is closed ("Fund Business Day"). The Trust does not accept orders on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. SEE "Determination of Net Asset Value."

PURCHASES. Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form is received and accepted. A Fund reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Fund shares become entitled to receive dividends on the day after the shares are issued to an investor.

REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. Shares are redeemed at a price equal to the net asset value per share next determined following acceptance by FFC of the redemption order in proper form (and any supporting documentation which FFC may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to FFC for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the provisions of the Investment Company Act.

MINIMUM INVESTMENTS. There is a $10,000 minimum for initial investments in a Fund. For individual retirement accounts and automatic investment plans, the investment minimum is $2,000. The minimum for subsequent investments is $100. The Trust and the Administrator each reserve the right to waive the minimum investment requirement.

ACCOUNT STATEMENTS. Shareholders will receive from the Trust periodic statements listing account activity during the statement period.

SHARE CERTIFICATES. FFC maintains a shareholder account for each shareholder. The Trust does not issue share certificates.

PURCHASE AND REDEMPTION PROCEDURES

You may obtain the account application by calling (800) 844-8258 or by writing The CRM Funds at P.O. Box 446, Portland, Maine 04112.

INITIAL PURCHASE OF SHARES

MAIL. Investors may send a check made payable to "CRM Funds" with a completed account application to:

         The CRM Funds
         P.O. Box 446
         Portland, Maine 04112

Checks are accepted at full value subject to collection. All checks must be drawn on a United States bank. If a check is returned unpaid, the purchase will be canceled, and the investor will be liable for any resulting losses or fees incurred by a Fund, the Adviser or FFC.

BANK WIRE. To make an initial investment in a Fund using the fedwire system for transmittal of money between banks, you should first telephone FFC at 207-879-8910 or 800-844-8258 to obtain an account number. You should then instruct a member commercial bank to wire your money immediately to:

       The First National Bank of Boston
       Boston, Massachusetts
       ABA # 011000390
         For Credit to: Forum Financial Corp.
         Account # 541-54171
         The CRM Funds
         (Investor's Name)
         (Investor's Account Number)

You should then promptly complete and mail the account application.

If you plan to wire funds, you should instruct your bank early in the day so the wire transfer can be accomplished the same day. Your bank may assess charges for transmitting the money by bank wire and for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

THROUGH BROKERS. You may purchase and redeem shares of a Fund through brokers and other financial institutions that have entered into sales agreements with Forum. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests.

If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase a Fund's shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and a Fund's procedures, may have a Fund's shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

AUTOMATIC INVESTMENT PLAN. Current shareholders may purchase additional shares by arranging systematic monthly, bi-monthly or quarterly investments into a Fund with an automatic investment plan. The initial minimum is $2,000 and the minimum subsequent automatic investment is $100. After shareholders give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase shares. Shareholders will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.

To participate in an automatic investment plan, shareholders must complete the appropriate sections of the enrollment form. This form may be obtained by calling the Trust at 207-879-8910 or 800-844-8258. The amount shareholders specify will automatically be invested in shares at the Fund's net asset value per share next determined after payment is received by the Trust.

SUBSEQUENT PURCHASES OF SHARES

You may purchase additional shares of a Fund by mailing a check or sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone FFC at 207-879-8910 or 800-844-8258 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES

Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in a Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application. These privileges may be modified or terminated by the Trust at any time.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000 ($2,000 for IRAs or automatic investment plans). A Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value of a Fund's shares.

REDEMPTION BY MAIL. You may redeem all or any number of your shares by sending a written request to FFC at the address above. You must sign all written requests for redemption and provide a signature guarantee. SEE "Signature Guarantees."

TELEPHONE REDEMPTIONS. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FFC at 207-879-8910 or 800-844-8258. The minimum amount for a telephone redemption is $1,000. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and FFC will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide FFC with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or FFC may employ other procedures such as recording certain transactions. If such procedures are followed, neither FFC nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, it may be difficult to make a redemption by telephone. If you cannot reach FFC by telephone, you may mail or hand-deliver your request to FFC at Two Portland Square, Portland, Maine 04101.

BANK WIRE REDEMPTIONS. If you have elected wire redemption privileges, a Fund will upon request transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your account application. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

EXCHANGE PRIVILEGE

Shareholders of a Fund may exchange their shares for shares of the Daily Assets Treasury Fund, a money market fund managed by Forum and a separate series of Forum Funds. You may receive a copy of that fund's prospectus by writing FFC or calling (800) 844-8258. No sales charges are imposed on exchanges between a Fund and the Daily Assets Treasury Fund.

EXCHANGE PROCEDURES. You may request an exchange by writing to FFC at Two Portland Square, Portland, Maine 04101. The minimum amount for an exchange to open an account in the Daily Assets Treasury Fund is $2,500. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. A Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of a Fund's shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of the Daily Assets Treasury Fund may legally be sold.

TELEPHONE EXCHANGES. If you have elected telephone exchange privileges, you may request an exchange by calling FFC at (800) 844-8258. The Funds and FFC are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. The Funds employ reasonable procedures to insure that telephone orders are genuine and, if it does not, may be liable for any losses due to unauthorized transactions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

OTHER INVESTMENT INFORMATION

CHANGES TO ACCOUNT INFORMATION. To change the record name or address of your account, the designated bank account, the dividend election, or the telephone redemption option election on an account, you must provide a signature guarantee.

SIGNATURE GUARANTEES.. When a signature guarantee is called for, you must have "Signature Guaranteed" stamped under your signature and signed by a commercial bank or trust company, a broker, dealer or securities exchange, a credit union or a savings association that is authorized to guarantee signatures.

RETIREMENT ACCOUNTS

A Fund may be a suitable investment for part or all of the assets held in retirement such as IRAs, SEP-IRAs, Keoghs, or other types of retirement accounts. The minimum initial investment for investors opening a retirement account or investing through your own IRA is $2,000. There is no minimum for subsequent investments.

For information on investing in a Fund for retirement, and retirement account plans, call FFC at (800) 844-8258, or write to Two Portland Square, Portland, Maine 04101.

DIVIDENDS AND TAX MATTERS

DIVIDENDS


Dividends representing the net investment income, if any, are declared and paid annually by each Fund. Net capital gains realized by a Fund, if any, also will be distributed annually. All dividends and net capital gains distributions are reinvested in additional shares of a Fund, unless you elect to receive distributions in cash. For Federal income tax purposes, dividends are treated the same whether they are received in cash or reinvested in additional shares of a Fund. SEE "Taxes."


Income dividends will be reinvested at a Fund's net asset value as of the last day of the period with respect to which the dividends are paid and capital gains dividends will be reinvested at the net asset value of a Fund on the payment date for the dividend. Cash payments may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

Each Fund intends to qualify for each fiscal year and elect to be treated as a "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a RIC, a Fund is not liable for Federal income and excise taxes on the net investment income and capital gains that it distributes to shareholders in accordance with applicable provisions of the Code. Each Fund intends to distribute all of its net income and net capital gains each year. Accordingly, a Fund should not be subject to Federal income and excise taxes.

Dividends paid by a Fund out of its net investment income and short-term capital gains are taxable to its shareholders as ordinary income. Distributions of a Fund's net long-term capital gains, if any, are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares in a Fund at the time of distribution. A portion of a Fund's dividends may qualify for the dividends received deduction available to corporations.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a distribution taxable to the shareholder as a long-term capital gain, the loss would be treated as a long-term capital loss to the extent of the distribution.

Any dividend or other distribution received by a shareholder on shares of a Fund will reduce the net asset value of the shareholder's shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital, would still be taxable to the shareholder as a dividend as described above.

Dividends and other distributions to shareholders are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of a Fund.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) made to a non-corporate shareholder unless the shareholder certifies in writing that the social security or tax identification number provided by the shareholder is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of a Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of a Fund's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale price is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the valuation committee of the Board of Trustees. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on April 24, 1995. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Currently, the authorized shares of the Trust are divided into four separate series.

The Funds may issue shares of other classes. The Funds currently issue two classes of shares: Investor Shares and Institutional Shares, and may in the future create additional class types. Institutional Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. Currently, neither share class has a sales charge. Investors may contact FFC for more information on either share class. Sales personnel of broker-dealers and other financial institutions selling the Funds' shares may receive different compensation for selling Investor Shares and Institutional Shares of the Funds.

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate.

Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares. SEE "OTHER INFORMATION - The Trust and its Shareholders" in the SAI.

               ---------------------------------------------------
                                 THE CRM FUNDS
               ---------------------------------------------------


                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                                   PROSPECTUS
                                 JANUARY 2, 1998

      EACH OF THESE FUNDS SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING
        PRIMARILY IN EQUITY SECURITIES , USING A VALUE-ORIENTED APPROACH.







                               INVESTMENT ADVISER:

                         CRAMER ROSENTHAL MCGLYNN, LLC



                                 1-800-CRM-2883

                                TABLE OF CONTENTS



PROSPECTUS SUMMARY........................................................... 4

FEE TABLES....................................................................5

FINANCIAL HIGHLIGHTS......................................................... 7

PERFORMANCE.................................................................. 7

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.................................. 8
Investment Objectives.........................................................8
Investment Strategies........................................................ 9
Investment Risks............................................................. 9

INVESTMENT POLICIES......................................................... 10

ADDITIONAL INVESTMENT PRACTICES............................................. 12

MANAGEMENT.................................................................. 13
Investment Adviser.......................................................... 13
Administrator .............................................................. 15
Distributor .................................................................15
Transfer Agent...............................................................16
Expenses of the Trust........................................................16

INVESTMENT IN A FUND........................................................ 17
Purchases and Redemption of Shares.......................................... 17
Purchase and Redemption Procedures.......................................... 17
Exchange Privilege...........................................................20
Other Investment Information................................................ 21

DIVIDENDS AND TAX MATTERS................................................... 21
Dividends................................................................... 21
Taxes....................................................................... 21

OTHER INFORMATION........................................................... 22
Determination of Net Asset Value............................................ 22
The Trust and Its Shares.................................................... 22

-----------------------------
THE CRM FUNDS
-----------------------------
SMALL CAP VALUE FUND
MID CAP VALUE FUND
VALUE FUND
--------------------------------------------------------------------------------
FUND INFORMATION:                          SHAREHOLDER ACCOUNT INFORMATION:
     Forum Financial Services, Inc.              Forum Financial Corp.
     Two Portland Square                         P.O. Box 446
     Portland, Maine 04101                       Portland, Maine 04112
     800-CRM-2883                                800-844-8258
     800-276-2883

INVESTMENT ADVISOR:

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue
     White Plains, New York 10604

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                 JANUARY 2, 1998


     This Prospectus offers institutional shares ("Institutional Shares") of the Small Cap Value Fund, Mid Cap Value Fund and Value Fund (each a "Fund" and collectively, the "Funds"), each a diversified portfolio of The CRM Funds (the "Trust"), an open-end, management investment company.


      The Funds seek long-term capital appreciation by investing primarily in equity securities , using a value-oriented approach. Shares of the Funds are offered to investors without any sales charge.


    Please read this Prospectus before investing in the Funds, and retain it for future reference. It contains important information about the Funds, their investments and the services available to shareholders.

To learn more about the Funds and the Trust, you may obtain a copy of the Funds' Statement of Additional Information, dated January 2, 1998, as amended from time to time (the "SAI"). The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated by reference into this Prospectus and may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-CRM-2883.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

SMALL CAP VALUE FUND
GOAL:  Long -term capital appreciation .
STRATEGY: Invests primarily in equity securities of companies with small market capitalizations, using a value-oriented approach. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment.

MID CAP VALUE FUND
GOAL:  Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with medium market capitalizations, using a value-oriented approach. A medium capitalization company has a market capitalization of between $1 billion and $10 billion at the time of the Fund's investment.

VALUE FUND
GOAL:  Long-term capital appreciation.
STRATEGY: Invests primarily in equity securities of companies with varying market capitalizations, using a value-oriented approach.


MANAGEMENT. Cramer Rosenthal McGlynn, LLC (the "Adviser"), an affiliate of Cramer Rosenthal McGlynn, Inc. ("CRM") with the same principals and portfolio managers as CRM, is each Fund's investment adviser and makes investment decisions for the Funds. Forum Financial Services, Inc. is the administrator and distributor of the Funds. SEE "Management" for more detailed information.


The Funds' investment adviser employs a "value" approach to the Funds' investments, seeking to identify companies that have experienced fundamental change, are intrinsically undervalued or are misunderstood by the investment community. The Portfolio Managers view investment prospects on a long-term basis and do not attempt to time the market. See "Investment Objective, Strategies and Risks" for more detailed information.

SHARES OF THE FUNDS.  Each Fund currently offers two separate classes of shares:
Investor Shares and Institutional Shares. Institutional Shares are sold through this Prospectus. Investor Shares are offered by a separate prospectus. Shares of each class of a Fund have identical interests in the investment portfolio of the Fund and, with certain exceptions, have the same rights. See "Other Information -- The Trust and Its Shares."


PURCHASES AND REDEMPTIONS. Shares of the Funds may be purchased or redeemed without any sales charges Monday through Friday except on days that the New York Stock Exchange is closed ("Fund Business Day"). The initial minimum investment for each Fund is $1,000,000. The minimum for subsequent investments in a Fund is $_____. SEE "Investment in the Funds" for more detailed information.

DIVIDENDS. Dividends representing the net investment income are declared and paid at least annually by each Fund. Net capital gains realized by a Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of a Fund unless a shareholder elects to have them paid in cash. SEE "Dividends and Tax Matters" for more detailed information.


RISK CONSIDERATIONS

The Funds do not invest for income, and each Fund does not by itself provide a complete or balanced investment program. It may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in a Fund's net asset value while seeking long-term returns that are potentially higher than market averages. A company's market capitalization is the total market value of its outstanding common stock. The securities of small and medium capitalization companies typically are more thinly traded than those of larger companies. Small and medium capitalization securities may have greater growth potential in the long-run than other types of securities. In the shorter term, however, the prices of small and medium capitalization securities may fluctuate significantly in response to news about the company, the markets or the economy. Other investments and investment techniques of the Funds, such as investments in securities of foreign issuers, may entail additional risks or have speculative characteristics. SEE "Investment Objective, Strategies and Risks" for more detailed information.

Of course, as with any mutual fund, there is no assurance that a Fund will achieve its investment objective.

FEE TABLES

The following tables should help you understand the various costs and expenses that you will bear if you invest in a Fund.

Shareholder transaction expenses are charges an investor would pay when buying, selling or exchanging shares of a Fund. Operating expenses, which are paid out of a Fund's assets, and other expenses for services, such as maintaining shareholder accounts, are factored into a Fund's share price and not charged directly to shareholder accounts.


------------------------------------------ --------
Shareholder Transaction Expenses
------------------------------------------ --------
     Maximum sales load imposed on         None
     purchases
------------------------------------------ --------
     Maximum sales load imposed on         None
     reinvested dividend
------------------------------------------ --------
     Deferred sales load                   None
------------------------------------------ --------
     Redemption Fees                       None
------------------------------------------ --------
     Exchange Fees                         None
------------------------------------------ --------


----------------------------------------- ---------
Annual Fund Operating Expenses
----------------------------------------- ---------
SMALL CAP VALUE FUND
----------------------------------------- ---------

     Advisory Fees                        0.75%

----------------------------------------- ---------
     12b-1 Fees                           None
----------------------------------------- ---------
     Other Expenses

     Shareholder Servicing Fees           None
     Miscellaneous Expenses                0.40%

----------------------------------------- ---------

     Total Fund Operating Expenses
     (after waivers or reimbursements)2    1.15%

----------------------------------------- ---------

----------------------------------------- ---------
MID CAP VALUE FUND
----------------------------------------- ---------

     Advisory Fees                        0.75%

----------------------------------------- ---------
     12b-1 Fees                           None
----------------------------------------- ---------
     Other Expenses

     Shareholder Servicing Fees           None
     Miscellaneous Expenses                0.40%

----------------------------------------- ---------

     Total Fund Operating Expenses
     (after waivers or reimbursements)2    1.15%

----------------------------------------- ---------




----------------------------------------- ---------
VALUE FUND
----------------------------------------- ---------

     Advisory Fees                        0.75%

----------------------------------------- ---------
     12b-1 Fees                           None
----------------------------------------- ---------
     Other Expenses

     Shareholder Servicing Fees           None
     Miscellaneous Expenses                0.40%

----------------------------------------- ---------

     Total Fund Operating Expenses         1.15%
     (after waivers or reimbursements)2

----------------------------------------- ---------

1 Annual Fund Operating Expenses are calculated as a percentage of average net assets after waivers and reimbursements.


2 The amounts of fees and expenses are based upon projected annual operating expenses for the upcoming year for the Institutional Share class of each Fund. The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of each Fund to the extent that total expenses exceed 1.15%. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. See "Management" for a further explanation of these fees.


EXAMPLE


The following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Share of a Fund would pay assuming a $1,000 investment in the Fund, a 5% annual return, the reinvestment of all dividends and distributions and redemption at the end of each period. The example is based on projected expenses for the first year of operation of each Fund's Institutional Share class.



--------------------- ---------------
                          Each
                          Fund
--------------------- ---------------

After 1 Year            $12

--------------------- ---------------

After 3 Years           $37

--------------------- ---------------

The example is based on the expenses listed in the table. The five percent annual return is not predictive of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

FINANCIAL HIGHLIGHTS

Prior to the date hereof, Institutional Shares were not offered. The following table represents selected data for a single outstanding Investor Share of the Small Cap Value Fund. The Investor Share class was the first class offered by the Small Cap Value Fund and, accordingly, represents data since the Fund's inception. This information has been audited in connection with an audit of the Small Cap Value Fund's financial statements by Ernst & Young LLP, independent auditors. The Small Cap Value Fund's financial statements and independent auditors' report thereon are incorporated by reference into the SAI. Further information about the Small Cap Value Fund's performance is contained in the Annual Report to shareholders, which may be obtained from the Trust without charge by calling 1-800-CRM-2883.


--------------------------------------------- ---------- ----------
Small Cap Value Fund - Investor Shares

Year Ended September 30                         1996

--------------------------------------------- ---------- ----------

BEGINNING NET ASSET VALUE PER SHARE           $10.00     $13.71

--------------------------------------------- ---------- ----------
Investment Operations
--------------------------------------------- ---------- ----------

   Net investment loss                        (0.02)     (0.06)

--------------------------------------------- ---------- ----------

   Net  realized  and  unrealized   gain  on  3.73       4.89

securities
--------------------------------------------- ---------- ----------
Distributions from
--------------------------------------------- ---------- ----------

   Net investment income                      --(a)       --

--------------------------------------------- ---------- ----------

   Net realized gain on investments           --         (0.86)

--------------------------------------------- ---------- ----------

Total distributions                           --         (0.86)

--------------------------------------------- ---------- ----------

ENDING NET ASSET VALUE PER SHARE              $13.71     $17.68

--------------------------------------------- ---------- ----------

--------------------------------------------- ---------- ----------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------- ---------- ----------

   Expenses, including reimbursement/waiver   1.49%      1.50%

--------------------------------------------- ---------- ----------

   Expenses, excluding reimbursement/waiver   1.98%      1.50%

--------------------------------------------- ---------- ----------

   Net    investment     loss,     including  (0.40)%    (0.56)%

reimbursement/waiver
--------------------------------------------- ---------- ----------

TOTAL RETURN                                  37.15%     37.40%

--------------------------------------------- ---------- ----------

PORTFOLIO TURNOVER RATE                       111.18%    98.91%

--------------------------------------------- ---------- ----------

AVERAGE BROKERAGE COMMISSION RATE (b)         $0.0374    $0.0560

--------------------------------------------- ---------- ----------

NET  ASSETS  AT  THE  END OF  PERIOD  (000's  $45,385    $144,001
omitted)

--------------------------------------------- ---------- ----------

(a)  Less than $0.01 per share.
(b) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

Financial highlights information is not included for the Mid Cap Value Fund and Value Fund, because these Funds commenced operations on January 2, 1998. Further information will be contained in the Semi-Annual Report, which will be sent to shareholders when these Funds have been in operation for three months.


 PERFORMANCE

The Funds may, from time to time, include quotations of its average annual total return, cumulative total return and other non-standard performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assume investment and reinvestment of all dividends and distributions at NAV. For a description of the methods used to determine total return and other performance measures for the Funds, please see the SAI.

The Funds' fiscal year runs from October 1 to September 30. The table below shows the performance of the Investor Share class of Small Cap Value Fund's performance over the past fiscal year compared to investing in a broad selection of stocks as measured by the S&P 500 and Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS

     -------------------- --------------
      For the year         Past 1 year
      ended 9/30/97
     -------------------- --------------
     Small Cap                37.14%
     Value Fund
     -------------------- --------------
     S&P 500                  40.45%
     -------------------- --------------
     Russell 2000 Index       32.99%
     -------------------- --------------
     Russell MidcapTM Index   35.06%
     -------------------- --------------

The Funds may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses. They also do not include any allowance for the brokerage commissions or other fees you would pay if you actually invested in those stocks.

The S&P 500 is the Standard & Poor's 500(R) Index, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the Index.

The Russell 2000(R) Index (the "Russell 2000") is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $1.8 billion. The index is unmanaged and reflects the reinvestment of dividends.

Russell MidcapTM Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $2.9 billion; the median market capitalization was approximately $2.3 billion. The largest company in the index had an approximate market capitalization of $8.0 billion.

PERFORMANCE   INFORMATION   REPRESENTS  ONLY  PAST   PERFORMANCE  AND  DOES  NOT
NECESSARILY INDICATE FUTURE RESULTS.


INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

 Each Fund's investment objective is long-term capital appreciation. The investment objective of a Fund may not be changed without the approval of shareholders.

SMALL CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. A small capitalization company has a market capitalization -- in other words, the value the stock market assigns all of the company's shares -- of $1 billion or less at the time of the Fund's investment. Companies whose capitalization exceeds $1 billion after purchase will continue to be considered small for purposes of this 65% policy. The Small Cap Value Fund may also invest to a limited degree in companies that have larger market capitalizations. A company may have a small market capitalization because it is new or has recently gone public, or because it operates in a minor industry or regional market. These companies may respond more quickly to change in an industry, and are expected to increase their earnings more rapidly than larger companies. Historically, small companies have offered greater opportunity for capital appreciation than larger, more established companies. At the same time, investing in small companies can be riskier than other investments.

MID CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of medium capitalization companies. A medium capitalization company has a market capitalization between $1 billion and $10 billion at the time of the Fund's investment. Companies whose capitalization falls below $1 billion or exceeds $10 billion after purchase will continue to be considered medium for purposes of this 65% policy. The Mid Cap Value Fund may also invest to a limited degree in companies that have smaller and larger market capitalizations.

VALUE FUND seeks to achieve its objective by investing at least 65% of its total
assets  in  the   equity   securities   of   companies   with   varying   market
capitalizations.

INVESTMENT STRATEGIES

Value investing provides investors with a less aggressive way to take advantage of growth opportunities of companies. Using a value approach, the Funds will seek to invest in stocks priced low relative to comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

The Funds will be managed in accordance with the investment disciplines that CRM has employed in managing its equity portfolios for over twenty-four years. The Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts, evaluating the degree of investor recognition by monitoring the number of analysts who follow the company and recommend its purchase or sale to investors. The Adviser begins the investment process by identifying early dynamic change in a company's operations, finances, or management. This type of dynamic change tends to be material, and may create misunderstanding in the marketplace, and result in a company's stock becoming undervalued.

Once change is identified, the Adviser evaluates the company on several levels. It analyzes financial models based principally upon projected cash flow, as opposed to reported earnings. The price of the company's stock is evaluated in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company. Another important consideration is the extent of management's ownership interest in the company. Finally, the Adviser analyzes the company's market, in most instances, corroborating its observations and assumptions by meeting with management, customers, and suppliers.

By reviewing historical relationships and understanding the characteristics of a business, the Adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the Adviser seeks stocks that it believes have a greater upside potential than risk over an 18 to 24 month holding period.


INVESTMENT RISKS

GENERALLY. An investment in each of the Funds is not by itself a complete or balanced investment program. Nevertheless, the small, medium, and large capitalization segments of the equity markets may be an important part of an investor's portfolio, particularly for long-term investors able to tolerate short-term fluctuations in a Fund's net asset value.

 Because the Adviser will seek securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for an unexpectedly long time, or that the Adviser believes undervalued is actually priced appropriately due to intractable or fundamental problems that are not yet apparent.

SMALL AND MID CAP FUNDS. The Small Cap Value Fund's and the Mid Cap Value Fund's investments in small and medium size companies can entail more risk than investing in larger, more established companies. These companies may have more limited product lines, markets, and financial resources, making them more susceptible to economic or market setbacks. Analysts and other investors typically follow small and medium sized companies less actively, and information about these companies is not always readily available. For these and other reasons, the prices of small and mid capitalization securities may fluctuate more significantly than the securities of larger companies, in response to news about the company, the markets or the economy. As a result, the price of the Small Cap Value and Mid Cap Value Funds' shares may exhibit a higher degree of volatility than the market averages.

 A significant portion of the securities in the Small Cap Value Fund's portfolio are traded in the over-the-counter markets or on a regional securities exchange, and may be more thinly traded and volatile than the securities of larger companies. In addition, securities traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities traded on a national exchange. To a smaller extent, these characteristics apply to the investments of the Mid Cap Value Fund. There may be occasions therefore when the Small Cap Value or Mid Cap Value Fund must sell a portfolio security to meet redemptions at a discount from market prices, or otherwise sell during periods when disposition is not desirable, or make many small sales over a lengthy period of time.

                                ----------------


INVESTMENT POLICIES

Under normal conditions, each Fund will invest at least 65% of its assets in equity securities .

EQUITY SECURITIES may include common and preferred stock, convertible securities and warrants. COMMON STOCK represents an equity or ownership interest in a company. Although this interest often gives a Fund the right to vote on measures affecting the company's organization and operations, a Fund does not intend to exercise control over the management of companies in which it invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

PREFERRED STOCK generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income from dividend payments. CONVERTIBLE SECURITIES are securities that may be converted either at a stated price or formula within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than common stocks, but less than fixed income or non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company's stock, but to a lesser degree than its common stock.

 A Fund may invest in preferred stock and convertible securities rated BBB or higher by Standard & Poor's Corporation, Baa by Moody's Investors Service, Inc., or the equivalent in the case of unrated instruments. SEE "Description of Securities Ratings" in Appendix A to the SAI.

WARRANTS are options to purchase an equity security at a specified price at any time during the life of the warrant. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of a Fund's entire investment therein).

The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). A Fund may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered  form,  are  designed  for  use  in  U.S.  securities  markets.  In a
"sponsored"  ADR,  the  foreign  issuer  typically  bears  certain  expenses  of maintaining the ADR facility. "Unsponsored" ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act"). To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company's expenses, such as investment advisory and distribution fees, and operating expenses.

ILLIQUID AND RESTRICTED SECURITIES. As a nonfundamental investment policy, a Fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. A security is considered ILLIQUID if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security. Over-the-counter options, repurchase agreements not entitling the holder to payment of principal in 7 days, and certain "restricted securities" may be illiquid.

A security is RESTRICTED if it is subject to contractual or legal restrictions on resale to the general public. A liquid institutional market has developed, however, for certain restricted securities such as repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Thus, restrictions on resale do not necessarily indicate the liquidity of the security. For example, if a restricted security may be sold to certain institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or another exemption from registration under the Securities Act, the Adviser may determine that the security is liquid under guidelines adopted by a Fund's Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. With other restricted securities, however, there can be no assurance that a liquid market will exist for the security at any particular time. A Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund treats such holdings as illiquid.
                                ----------------

ADDITIONAL INVESTMENT PRACTICES

CONCENTRATION. As a fundamental investment policy, a Fund may not purchase a security (other than U.S. Government Securities) if as a result more than 25% of its net assets would be invested in a particular industry.

DIVERSIFICATION. As a fundamental investment policy, a Fund may not purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

BORROWING. As a fundamental investment policy, a Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's total assets. As a nonfundamental investment policy, a Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might need to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

CASH AND TEMPORARY DEFENSIVE POSITIONS. A Fund will hold a certain portion of its assets in cash or cash equivalents to retain flexibility in meeting redemptions, paying expenses, and timing of new investments. Cash equivalents may include (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"),
(ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have an A+ rating from Standard & Poor's Corporation or an A-1+ rating from Moody's Investors Service, Inc., (iii) commercial paper rated P-1 by Moody's Investors Service, Inc. or A-1 by Standard & Poor's Corporation, (iv) repurchase agreements covering any of the securities in which a Fund may invest directly, and (v) money market mutual funds.

In addition, when the Adviser believes that business or financial conditions warrant, a Fund may assume a temporary defensive position. During such periods, a Fund may invest without limit in cash or cash equivalents. When and to the extent a Fund assumes a temporary defensive position, it will not pursue its investment objective.

SHORT SALES. A Fund may not enter into short sales, except short sales "against the box." In a short sale against the box, a Fund sells securities it owns, or has the right to acquire at no added cost. A Fund does not immediately deliver the securities sold, however, and does not receive proceeds from the sale until it does deliver the securities. A Fund may enter into a short sale against the box to lock-in a gain or loss in one year, while deferring recognition of the gain or loss until the next year. A Fund may also sell short against the box to hedge against the risk that the price of a security may decline. In such a case, to the extent a Fund limits its future losses in the security, it limits its opportunity to achieve future gain in the security as well.

CORE AND GATEWAY (R). Notwithstanding the other investment policies of the Funds, each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Upon future action by the Board of Trustees and notice to shareholders, a Fund may convert to this structure. As a result, the Fund would hold as its only investment, shares of another investment company having substantially the same investment objective and policies as the Fund.


PORTFOLIO TRANSACTIONS. The frequency of portfolio transactions is generally expressed in terms of a portfolio turnover rate. For example, an annual turnover rate of 100% would occur if all of the securities in a Fund were replaced once a year. A Fund's portfolio turnover rate will vary from year to year depending on market conditions. Higher rates of turnover will result in higher brokerage costs for a Fund. The Adviser weighs the anticipated benefits of short-term investments against these consequences. The portfolio turnover rate for each of Mid Cap Value Fund and Value Fund is not expected to exceed 100%. Small Cap Value Fund's portfolio turnover rate is reported under "Financial Highlights." Tax rules applicable to short-term trading may affect the timing of a Fund's transactions or its ability to realize short-term trading profits or establish short-term positions.


INVESTMENT OBJECTIVE AND POLICIES. The investment objective, and investment policies of a Fund that are identified as fundamental, may not be changed without approval of the holders of a majority of a Fund's outstanding voting securities, as defined in the Investment Company Act. Except as otherwise indicated, however, a Fund's investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval. A Fund will apply the percentage restrictions on its investments set forth in its investment policies when the investment is made. If the percentage of a Fund's assets committed to a particular investment or practice later increases because of a change in the market values of a Fund's assets or redemptions of Fund shares, it will not constitute a violation of the limitation.

                                ----------------

MANAGEMENT

The business of the Trust and the Funds is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the SAI under the heading "Management - Trustees and Officers."

INVESTMENT ADVISER


Cramer Rosenthal McGlynn, LLC (the "Adviser"), 707 Westchester Avenue, White Plains, New York 10604, serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. The Adviser is a limited liability company organized under the laws of the State of Delaware on September 23, 1997, and is a registered investment adviser under the Investment Advisers Act of 1940.

The Adviser has managed investments in small and medium capitalization companies for over twenty-five years. As of the date of this prospectus, it has over $3.7 billion of assets under management. The following data relates to historical performance of the portfolios of all private accounts managed by the Adviser that have an investment objective, policies and strategies substantially similar to Mid Cap Value Fund's. The private accounts, however, have a heavier weighting of mid-capitalization issuers than the Fund. This data compares the performance of these portfolios against the Russell 2500(TM) Index. It represents dollar weighted total rates of return that include the impact of capital appreciation as well as the reinvestment of interest and dividends. This data is unaudited and investors should not consider this performance data as an indication of future performance of the Fund or of the Adviser.


------------------------------ ------------ ------------
Period (Calendar Years)            The         Russell
                                Adviser(1)     2500(2)
------------------------------ ------------ ------------

20 Years: 1978 - 1997             17.5%          N/A

------------------------------ ------------ ------------

15 Years: 1983 - 1997             17.8%         15.2%

------------------------------ ------------ ------------

10 Years: 1988 - 1997             16.2%         13.9%

------------------------------ ------------ ------------

5 Years:   1993 - 1997            19.1%         16.6%

------------------------------ ------------ ------------

3 Years:   1995 - 1997            16.7%         15.8%

------------------------------ ------------ ------------

1 Year:     1997                  20.8%         25.8%

------------------------------ ------------ ------------


(1) The Adviser's results are a dollar weighted composite of tax-exempt, fully discretionary, separately managed accounts that are over $1 million in size and under the Adviser's management for at least 3 months. These accounts have investment objectives, policies and strategies similar to the Fund, but with a heavier weighting of mid-capitalization issuers. The composite consists of 52 accounts with $1.387 million in assets (81% of tax-exempt equity accounts and 37% of all equity accounts). The modified Bank Administration Institute (BAI) method is used to compute a time-weighted rate of return in accordance with standards set by the Association for Investment Management and Research (AIMR); returns will differ from return results computed in accordance with the method set by the SEC. The composite does not reflect all of the assets under the Adviser's management and may not accurately reflect the performance of all accounts it manages. The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the federal securities laws.


(2) The Russell 2500(TM) Index (the "Russell 2500") is a market weighted index composed of 2500 companies with market capitalizations from $50 million to $3.9 billion. The index is unmanaged and reflects the reinvestment of dividends.

All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the investment adviser's private accounts, without provision for federal or state income taxes. The net effect of the deduction of the operating expenses of the Funds on the annualized performance, including the effect of compounding over time, may be substantial. SEE "Fee Table."


All information relies on data supplied by the Adviser or from statistical services, reports or other sources believed by the Trust to be reliable. It has not been verified or audited.

The principals of CRM and the Adviser stand on a solid base of more than 130 years of collective investment experience. The principal shareholders and portfolio managers of the Adviser are:

Gerald B. Cramer, Chairman of CRM, has been in investment banking and portfolio management for the past thirty-nine years. Before co-founding and forming CRM in 1973, Mr. Cramer was a senior partner at Oppenheimer & Co. His responsibilities include investment policy and portfolio management. He received a B.S. from Syracuse University and attended the University of Pennsylvania Wharton Graduate School of Finance.

Ronald H. McGlynn, President and Chief Executive Officer of CRM, is the Adviser's Portfolio Manager. He has been with CRM for twenty-four years and is responsible for investment policy, portfolio management, and investment research. Prior to his association with CRM and the Adviser, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an MBA from Columbia University.


Jay B. Abramson, Executive Vice President of CRM, is the Adviser's Director of Research. He has been with CRM for eleven years and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively. He is also a Certified Public Accountant. Mr. Abramson is primarily responsible for the day-to-day management of each Fund's portfolio.


Fred M. Filoon is President of the Funds and Senior Vice President of CRM. Mr. Filoon has over 30 years of investment experience and is responsible for portfolio management at CRM. Mr. Filoon received a B.A. from Bowdoin College and attended New York University Business School.

For its services under the Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser's fees are accrued daily and paid monthly. The Adviser, at its sole discretion, may waive all or any portion of its advisory fees. Any waiver would have the effect of increasing the Fund's total return for the period during which the waiver was in effect and would not be recouped by the Adviser at a later date.

ADMINISTRATOR


On behalf of the Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, Inc. ("FAS"). As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which it must pay), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05% thereafter, subject to an annual minimum of $25,000. Like the Adviser, FAS, in its sole discretion, may waive all or any portion of its fees.

FAS is located at Two Portland  Square,  Portland,  Maine 04101.  As of the date
hereof,  FAS  manages  and  administers   registered  investment  companies  and
collective investment funds with assets of approximately $30 billion.

Forum Accounting Services, LLC ("FAcS"), an affiliate of FAS, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with the Trust. For its services, FAcS receives a fee at an annual rate of $36,000 for each Fund plus $12,000 for each additional class and certain surcharges based upon the amount and type of a Fund's portfolio transactions and positions.


DISTRIBUTOR


Pursuant to a Distribution Agreement with the Trust, Forum Financial Services, Inc. ("FFSI") acts as distributor of the Funds' shares. FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

FFSI, located at Two Portland Square, Portland, Maine 04101, is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.



TRANSFER AGENT

The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. ("FFC") pursuant to which FFC acts as the Funds' transfer agent and dividend disbursing agent. FFC maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. In addition, FFC performs portfolio accounting services for the Funds, including determination of the Funds' net asset value.

EXPENSES OF THE TRUST


A Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund. Subject to the obligation of the Adviser to reimburse a Fund for excess expenses of a Fund, the Trust pays for all of its expenses. The Adviser, FAS and FFC, in their sole discretion, may waive all or any portion of their respective fees, which are accrued daily, and paid monthly. Any such waiver, which could be discontinued at any time, would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

The Adviser has voluntarily undertaken to assume certain expenses of the Funds (or waive its respective fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.50% of the average daily net assets of the Funds.

INVESTMENT IN A FUND

PURCHASES AND REDEMPTIONS OF SHARES - GENERAL

You may purchase or redeem shares of a Fund without a sales charge at their net asset value on any weekday except on days when the New York Stock Exchange is closed ("Fund Business Day"). The Trust does not accept orders on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving and Christmas. The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. SEE "Determination of Net Asset Value."

PURCHASES. Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form is received and accepted. A Fund reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Fund shares become entitled to receive dividends on the day after the shares are issued to an investor.

REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. Shares are redeemed at a price equal to the net asset value per share next determined following acceptance by FFC of the redemption order in proper form (and any supporting documentation which FFC may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to FFC for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the provisions of the Investment Company Act.


MINIMUM INVESTMENTS. There is a $1,000,000 minimum for initial investments in a Fund. There is no minimum for subsequent investments. The Trust and the Administrator each reserve the right to waive the minimum investment requirement.


ACCOUNT STATEMENTS. Shareholders will receive from the Trust periodic statements listing account activity during the statement period.

SHARE CERTIFICATES. FFC maintains a shareholder account for each shareholder. The Trust does not issue share certificates.

PURCHASE AND REDEMPTION PROCEDURES

You may obtain the account application by calling (800) 844-8258 or by writing The CRM Funds at P.O. Box 446, Portland, Maine 04112.

INITIAL PURCHASE OF SHARES

MAIL. Investors may send a check made payable to "CRM Funds" with a completed account application to:

         The CRM Funds
         P.O. Box 446
         Portland, Maine 04112

Checks are accepted at full value subject to collection. All checks must be drawn on a United States bank. If a check is returned unpaid, the purchase will be canceled, and the investor will be liable for any resulting losses or fees incurred by a Fund, the Adviser or FFC.

BANK WIRE. To make an initial investment in a Fund using the fedwire system for transmittal of money between banks, you should first telephone FFC at 207-879-8910 or 800-844-8258 to obtain an account number. You should then instruct a member commercial bank to wire your money immediately to:

       The First National Bank of Boston
       Boston, Massachusetts
       ABA # 011000390
         For Credit to: Forum Financial Corp.
         Account # 541-54171
         The CRM Funds
         (Investor's Name)
         (Investor's Account Number)

You should then promptly complete and mail the account application.

If you plan to wire funds, you should instruct your bank early in the day so the wire transfer can be accomplished the same day. Your bank may assess charges for transmitting the money by bank wire and for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

THROUGH BROKERS. You may purchase and redeem shares of a Fund through brokers and other financial institutions that have entered into sales agreements with Forum. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests.

If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase a Fund's shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and a Fund's procedures, may have a Fund's shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.


AUTOMATIC INVESTMENT PLAN. Current shareholders may purchase additional shares by arranging systematic monthly, bi-monthly or quarterly investments into a Fund with an automatic investment plan. The initial minimum is $1,000,000 and there is no minimum subsequent automatic investment. After shareholders give the Trust proper authorization, their bank accounts, which must be with banks that are members of the Automated Clearing House, will be debited accordingly to purchase shares. Shareholders will receive a confirmation from the Trust for every transaction, and a withdrawal will appear on their bank statements.


To participate in an automatic investment plan, shareholders must complete the appropriate sections of the enrollment form. This form may be obtained by calling the Trust at 207-879-8910 or 800-844-8258. The amount shareholders specify will automatically be invested in shares at the Fund's net asset value per share next determined after payment is received by the Trust.

SUBSEQUENT PURCHASES OF SHARES

You may purchase additional shares of a Fund by mailing a check or sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone FFC at 207-879-8910 or 800-844-8258 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES

Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in a Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application. These privileges may be modified or terminated by the Trust at any time.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000. A Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value of a Fund's shares.

REDEMPTION BY MAIL. You may redeem all or any number of your shares by sending a written request to FFC at the address above. You must sign all written requests for redemption and provide a signature guarantee. SEE "Signature Guarantees."

TELEPHONE REDEMPTIONS. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FFC at 207-879-8910 or 800-844-8258. The minimum amount for a telephone redemption is $1,000. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and FFC will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide FFC with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or FFC may employ other procedures such as recording certain transactions. If such procedures are followed, neither FFC nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, it may be difficult to make a redemption by telephone. If you cannot reach FFC by telephone, you may mail or hand-deliver your request to FFC at Two Portland Square, Portland, Maine 04101.

BANK WIRE REDEMPTIONS. If you have elected wire redemption privileges, a Fund will upon request transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your account application. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

EXCHANGE PRIVILEGE

Shareholders of a Fund may exchange their shares for shares of the Daily Assets Treasury Fund, a money market fund managed by Forum and a separate series of Forum Funds. You may receive a copy of that fund's prospectus by writing FFC or calling (800) 844-8258. No sales charges are imposed on exchanges between a Fund and the Daily Assets Treasury Fund.

EXCHANGE PROCEDURES. You may request an exchange by writing to FFC at Two Portland Square, Portland, Maine 04101. The minimum amount for an exchange to open an account in the Daily Assets Treasury Fund is $2,500. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. A Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of a Fund's shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of the Daily Assets Treasury Fund may legally be sold.

TELEPHONE EXCHANGES. If you have elected telephone exchange privileges, you may request an exchange by calling FFC at (800) 844-8258. The Funds and FFC are not responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. The Funds employ reasonable procedures to insure that telephone orders are genuine and, if it does not, may be liable for any losses due to unauthorized transactions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

OTHER INVESTMENT INFORMATION

CHANGES TO ACCOUNT INFORMATION. To change the record name or address of your account, the designated bank account, the dividend election, or the telephone redemption option election on an account, you must provide a signature guarantee.

SIGNATURE GUARANTEES. When a signature guarantee is called for, you must have "Signature Guaranteed" stamped under your signature and signed by a commercial bank or trust company, a broker, dealer or securities exchange, a credit union or a savings association that is authorized to guarantee signatures.

DIVIDENDS AND TAX MATTERS

DIVIDENDS


Dividends representing the net investment income, if any, are declared and paid annually by each Fund. Net capital gains realized by a Fund, if any, also will be distributed annually. All dividends and net capital gains distributions are reinvested in additional shares of a Fund, unless you elect to receive distributions in cash. For Federal income tax purposes, dividends are treated the same whether they are received in cash or reinvested in additional shares of a Fund. SEE "Taxes."


Income dividends will be reinvested at a Fund's net asset value as of the last day of the period with respect to which the dividends are paid and capital gains dividends will be reinvested at the net asset value of a Fund on the payment date for the dividend. Cash payments may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

Each Fund intends to qualify for each fiscal year and elect to be treated as a "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a RIC, a Fund is not liable for Federal income and excise taxes on the net investment income and capital gains that it distributes to shareholders in accordance with applicable provisions of the Code. Each Fund intends to distribute all of its net income and net capital gains each year. Accordingly, a Fund should not be subject to Federal income and excise taxes.

Dividends paid by a Fund out of its net investment income and short-term capital gains are taxable to its shareholders as ordinary income. Distributions of a Fund's net long-term capital gains, if any, are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares in a Fund at the time of distribution. A portion of a Fund's dividends may qualify for the dividends received deduction available to corporations.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a distribution taxable to the shareholder as a long-term capital gain, the loss would be treated as a long-term capital loss to the extent of the distribution.

Any dividend or other distribution received by a shareholder on shares of a Fund will reduce the net asset value of the shareholder's shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital, would still be taxable to the shareholder as a dividend as described above.

Dividends and other distributions to shareholders are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of a Fund.

Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) made to a non-corporate shareholder unless the shareholder certifies in writing that the social security or tax identification number provided by the shareholder is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by a Fund will be mailed to shareholders shortly after the close of each year.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of a Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of a Fund's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by a Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale price is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the valuation committee of the Board of Trustees. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES

The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on April 24, 1995. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. Currently, the authorized shares of the Trust are divided into four separate series.

The Funds may issue shares of other classes. The Funds currently issue two classes of shares: Investor Shares and Institutional Shares, and may in the future create additional class types. Institutional Shares are offered to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates. Each class of a Fund will have a different expense ratio and may have different sales charges (including distribution fees). Each class' performance is affected by its expenses and sales charges. Currently, neither share class has a sales charge. Investors may contact FFC for more information on either share class. Sales personnel of broker-dealers and other financial institutions selling the Funds' shares may receive different compensation for selling Investor Shares and Institutional Shares of the Funds.

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate.

Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares. SEE "OTHER INFORMATION - The Trust and its Shareholders" in the SAI.

               ---------------------------------------------------
                                 THE CRM FUNDS
               ---------------------------------------------------

         --------------------------------------------------------------
                              SMALL CAP VALUE FUND
         --------------------------------------------------------------

                               MID CAP VALUE FUND

         --------------------------------------------------------------

                                   VALUE FUND

         --------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information:                              Account Information and
         Two Portland Square                   Shareholder Services:
         Portland, Maine 04101
         (800) CRM-2883                                 Forum Financial Corp.
                                                        P.O. Box 446

Investment Adviser:                                     Portland, Maine 04112
         Cramer Rosenthal McGlynn, LLC                  (207) 879-8910
         707 Westchester Avenue                         (800) 844-8258

         White Plains, New York 10604
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 2, 1998


     The CRM Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information ("SAI") supplements the Prospectuses dated January 2, 1998, as may be amended from time to time, offering Investor Shares and Institutional Shares of the Small Cap Value Fund, Mid Cap Value Fund and Value Fund (the "Funds"). The SAI should be read only in conjunction with a corresponding Prospectus, a copy of which may be obtained by an investor without charge by contacting shareholder servicing at the address listed above.


TABLE OF CONTENTS
                                                                      Page
       1. Investment Policies.......................................... 2
       2. Investment Limitations....................................... 5
       3. Performance Data and Advertising............................. 7
       4. Management................................................... 9
       5. Determination of Net Asset Value............................. 15
       6. Portfolio Transactions....................................... 15
       7. Additional Purchase and
           Redemption Information...................................... 16
       8. Taxation..................................................... 17
       9. Other Matters................................................ 22
      10. Appendix A-- Description of Securities Ratings............... 25

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
         IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF
               PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                             1. INVESTMENT POLICIES

         The following discussion is intended to supplement the disclosure in the Prospectus concerning each Fund's investments, investment techniques and the risks associated therewith.

DEFINITIONS

         These terms in the SAI shall have the following meanings:

                  "Board" shall mean the Board of Trustees of the Trust.

                  "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

                  "1940 Act" shall mean the Investment Company Act of 1940, as amended.

ILLIQUID SECURITIES

          A Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements maturing in more than seven days.


         The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to Cramer Rosenthal McGlynn, LLC (the "Adviser"), pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Adviser monitors the liquidity of the securities in a Fund's portfolio and reports periodically on such decisions to the Board.


OPTIONS

          A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (i.e., selling) covered options on an exchange or over the counter. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover a Fund's obligation under the option.

         The use of options subjects a Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option at any particular time; and (5) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Fund.

          A Fund will not hedge more than 30% of its total assets by buying put options and writing call options.

CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER

          A Fund may invest in corporate debt securities including corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliates' current obligations. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

CONVERTIBLE SECURITIES

          A Fund may also invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RATINGS AS INVESTMENT CRITERIA

         Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in Appendix A to this Statement of Additional Information. A Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                            2. INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT LIMITATIONS

          Each Fund has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of a Fund or (ii) 67% of the shares of a Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of a Fund are present or represented. Each Fund may not:

         (1) Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

         (2) Purchase a security if, as a result (a) more than 5% of a Fund's total assets would be invested in the securities of a single issuer, or
         (b) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

         (3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

         (4) Purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (5) Purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

         (6) Make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

         (7) Issue senior securities except pursuant to Section 18 of the Investment Company Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

OTHER INVESTMENT LIMITATIONS

          Each  Fund  has  adopted  the  following   nonfundamental   investment
limitations that may be changed by the Board without shareholder approval. Each Fund may not:

         (a) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by a Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (b) Make short sales of securities except short sales against the box.

         (c) Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with permitted transactions in options.

         (d) Purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities.

         (e) Purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

         (f) Invest more than 5% of its net assets in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities a Fund could invest.

         (g) Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

         (h) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

         If a percentage restriction contained in an investment policy set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of Fund shares will not be considered a violation of the limitation.

                       3. PERFORMANCE DATA AND ADVERTISING

PERFORMANCE DATA

          A Fund may quote performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's net asset value and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

         In performance advertising a Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). A Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell 2500(R) Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. A Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, a Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

          A Fund may advertise total return. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

         Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV; where:

                  P = a  hypothetical  initial  payment of  $1,000;
                  T = average annual total return;
                  n = number of years; and
                  ERV = ending redeemable value (ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period).

         In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

         Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.

         For the one year period ended September 30, 1997, the average annual total return of the Small Cap Value Fund was __%. The Small Cap Value Fund commenced operations on October 3, 1995. Accordingly, the previously stated figure also reflects the average annual total return for the period since inception of the Small Cap Value Fund.

OTHER INFORMATION

          A Fund may include other information in its advertisements including, but not limited to, (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals; (iii) descriptions of a Fund's portfolio managers and the portfolio management staff of the Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (iv) information regarding the background, experience or areas of expertise of a Fund's trustees; (v) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; and, (vi) the net asset value, net assets or number of shareholders of a Fund as of one or more dates. A Fund may also compare its operations to the operations of other funds or similar investment products. Such comparisons may refer to such aspects of operations as the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

         In connection with its advertisements a Fund may provide "shareholders' letters" to provide shareholders or investors an introduction to a Fund's , the Trust's or any of the Trust's service provider's policies or business practices. A Fund may also include in sales materials information regarding the Adviser including the nature of its management techniques.

                                  4. MANAGEMENT

TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Trustees deemed to be "interested persons" of the Trust as defined in the 1940 Act are marked with an asterisk (*).

*Fred M. Filoon, Chairman and President.

         Senior Vice President, Cramer Rosenthal McGlynn, Inc., New York, New York since June 1991. From June 1989 to June 1991, Mr. Filoon was Vice-President and Senior Portfolio Manager with Morgan Stanley Asset Management, New York, New York. He is 53 year old. His address is 520 Madison Avenue, New York, New York 10022.

John E. Appelt, Trustee.

         Certified Financial Planner, The Equitable from 1993 to the Present; Equitable From 1990 to 1993, Mr. Appelt was a District Manager with The Equitable. He is 49 years old. His address is 1221 Avenue of the Americas, 32nd Floor, New York, New York 10020-1088.

Louis Klein Jr., Trustee.

         From 1991 to the Present, Mr. Klein has been self-employed as a financial and professional services consultant. He has also held the following positions during that period: Trustee, Manville Personal Injury Settlement Trust; Director, Riverwood International Corporation; Director, Manville Corporation. From 1989 to 1991, Mr. Klein was Chairman and CEO of Stendig Inc., a New York based importer and marketer of office, institutional and residential furniture and textiles. He is 60 years old. His address is 114 West 27th Street, New York, New York 10001.

Clement C. Moore, II, Trustee.

         President, Mariemont Corporation, a commercial real estate holding and management company, from 1980 to present. He is 51 years old. His address is 717 Fifth Avenue, Suite 2300, New York, New York.


*Eugene A. Trainor, III, Vice President, Secretary and Treasurer.


         Senior Vice-President and CFO, Cramer Rosenthal McGlynn, Inc., New York, New York since August 1994. From July 1990 to August 1994, he was CFO of Grotech Capital Group, Timonium, Maryland. He is 34 years old. His address is 707 Westchester Avenue, White Plains, NY 10604.

Sara Morris, Assistant Treasurer

         Managing Director, Forum Administrative Services, LLC (and its predecessors in interest) with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. She is 33 years older. Her address is Two Portland Square, Portland, Maine 04101.

Pamela J. Wheaton, Assistant Treasurer.

          Senior Manager, Tax and Compliance, Forum Administrative Services, LLC (and its predecessors in interest). Prior to serving as a Senior Manager with FAS, Ms. Wheaton was a Fund Accounting Manager at Forum Financial Corp. with which she has been associated since 1989. She is 38 years older. Her address is Two Portland Square, Portland, Maine 04101.


Max Berueffy, Assistant Secretary.


          Counsel, Forum Administrative Services, LLC (and its predecssors in interest) with which he has been associated since May 1994. Prior to that, Mr. Berueffy was a member of the staff of the U.S. Securities and Exchange Commission. Mr. Berueffy is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. He is 46 years old. His address is Two Portland Square, Portland, Maine 04101.

Rebecca Hackmann, Assistant Secretary.

          Fund Administrator, Forum Administrative Services, LLC, with which she has been associated since October 1997. Prior to that Ms. Hackmann was the Central Services Coordinator for Edward D. Jones & Company in
          Mississauga, Ontario. From September 1992 through August 1996 Ms. Hackmann was employed by Edward D. Jones & Company in St. Louis, Missouri as a Team Leader. Ms. Hackmann is an officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator. She is 28 years old. Her address is Two Portland Square, Portland, Maine 04101.

The following table sets forth the fees paid to each Trustee of the Trust for the period from October 1, 1996 to September 30, 1997.

Name of Person                  Aggregate            Pension or            Estimated Annual     Total Compensation
                                Compensation from    Retirement Benefits   Benefits upon        from Trust and
                                Trust                Accrued as            Retirement           Fund Complex
                                                     Part of Fund                               to Trustees
                                                     Expenses
------------------------------- -------------------- --------------------- -------------------- ---------------------

Fred M. Filoon                         $0.00                 $0.00                 $0.00                 $0.00

John E. Appelt                      $5000.00                 $0.00                 $0.00              $5000.00

Louis Klein, Jr.                    $5000.00                 $0.00                 $0.00              $5000.00

Clement C. Moore II                 $5000.00                 $0.00                 $0.00              $5000.00

Eugene A. Trainor III                  $0.00                 $0.00                 $0.00                 $0.00


THE INVESTMENT ADVISER


         The Funds' investment adviser, Cramer Rosenthal McGlynn, LLC (the "Adviser"), furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund. The Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.


         The Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of its shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to a Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.


         The Advisory Agreement provides that the Adviser may render services to others. In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. If an investor in a Fund also has a separately managed account with CRM with assets invested in a Fund, CRM will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

         The dollar amount of the fees payable under the Investment Advisory Agreement between the Trust and the Adviser, the amount of the fee waived by the Adviser and the actual fee received by the Adviser, respectively, for the fiscal years ended September 30, 1996 and 1997, were as follows:

                              FEE PAYABLE                   FEE WAIVED BY ADVISER        FEE RECEIVED BY ADVISER
                              -----------                   ---------------------        -----------------------
1996                          $173,105                      $39,802                      $132,303
1997                          $635,864                      $0                           $635,864


ADMINISTRATOR


         Forum Administrative Services, LLC ("FAS") acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, FAS provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of twelve months with respect to a Fund and thereafter is automatically renewed each year for an additional term of one year.


         The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to a Fund by vote of a Fund's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that Forum shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.


         At the request of the Board, FAS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of Forum, the Adviser, or their affiliates.

         Prior to December 17, 1997, Forum Financial Services, Inc. ("FFSI"), an affiliate of FAS provided administrative services to the Trust pursuant to an administration agreement, the material terms of which were the same as the current Administration Agreement. The dollar amount of the fees payable under the Administration Agreement between the Trust and Forum, the amount of the fee waived by Forum and the actual fee received by Forum, respectively, for the fiscal years ended September 30, 1996 and 1997, were as follows:

                              FEE PAYABLE                   FEE WAIVED BY FFSI           FEE RECEIVED BY FFSI
                              -----------                   ------------------           --------------------
1996                          $40,000                       $15,579                      $24,421
1997                          $127,173                      $0                           $127,173



DISTRIBUTOR


         Forum Financial Services, Inc. is the Trust's distributor and acts as the agent of the Trust in connection with the offering of shares of each Fund pursuant to a Distribution Agreement. The Distribution Agreement will continue in effect for twelve months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Distribution Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted a distribution plan, have no direct or indirect financial interest in the operation of that distribution plan or in the Distribution Agreement, at a meeting called for the purpose of voting on the Distribution Agreement. All subscriptions for shares obtained by FFSI are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. Forum receives no compensation or reimbursement of expenses for the distribution services provided pursuant to the Distribution Agreement and is under no obligation to sell any specific amount of Fund shares.

         The Distribution Agreement provides that FFSI shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

         The Distribution Agreement is terminable with respect to a Fund without penalty by the Trust on 60 days' written notice when authorized either by vote of a Fund's shareholders or by a vote of a majority of the Board, or by Forum on 60 days' written notice. The Distribution Agreement will automatically terminate in the event of its assignment.


         FFSI may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of a Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of a Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to a Fund.


         Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT


         Forum Financial Corp. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent of the Trust pursuant to a Transfer Agency Agreement. For its services, the Transfer Agent receives with respect to each Fund an annual fee of $24,000 plus $12,000 per additional class and (i) with respect to Institutional Shares, $120 per account or (ii) with respect to Investor Shares 0.10% of the average net assets attributable to Investor Shares and $30.00 per account.

         The dollar amount of the fees payable under the Transfer Agency Agreement between the Trust and the Transfer Agent, the amount of the fees waived by the Transfer Agent and the actual fees received by the Transfer Agent for the fiscal years ended September 30, 1996 and 1997, were as follows:

                                    FEES PAYABLE                  FEES WAIVED                  FEES RECEIVED
                                                                 OR REIMBURSED


    1996                                $20,413                         0                             $20,413
    1997                                $39,437                        $0                             $39,437

FUND ACCOUNTANT

         Pursuant to a Fund Accounting Agreement between the Trust and Forum Accounting Services, LLC ("FAcS"), FAcS provides each Fund with portfolio accounting, including the calculation of a Fund's net asset value. FAcS receives a fee at an annual rate of $36,000 per Fund plus $12,000 for each additional class and certain surcharges based upon the amount and type of a Fund's portfolio transactions and positions. Prior to January 2, 1998, the Transfer Agent provided each Fund with portfolio accounting services. For these services, the Transfer Agent received with respect to each Fund an annual fee ranging from $36,000 to $60,000 depending upon the amount and type of a Fund's portfolio transactions and positions.

         The dollar amount of the fees payable under the Fund Accounting Agreement, the amount of the fees waived and the actual fees received for the fiscal years ended September 30, 1996 and 1997, were as follows:

                                    FEES PAYABLE                  FEES WAIVED                  FEES RECEIVED
                                                                 OR REIMBURSED

    1996                                $39,000                         0                             $39,000
    1997                                $41,500                         0                             $41,500


         Both the Transfer Agency Agreement and Fund Accounting Agreement were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the respective agreements or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreements. Each of these agreements will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by a vote of the shareholders and in either case by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreements.

EXPENSES

         Under the Advisory Agreement, the Trust has confirmed its obligation to pay all its expenses subject to the obligation of the Adviser to reimburse the Trust for its excess expenses as described in the Prospectus. The Trust's expenses include: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, Forum or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws registration fees and related expenses; the fees payable under the Advisory Agreement, and the Administration and Distribution Agreement.

                       5. DETERMINATION OF NET ASSET VALUE

         The Trust determines the net asset value per share of each Fund as of 4:00 P.M., Eastern Standard Time, on Fund Business Days (as defined in the Prospectus), by dividing the value of a Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Trust does not determine net asset value on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

                            6. PORTFOLIO TRANSACTIONS

          A Fund generally will effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of a Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to a Fund.

          A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for a Fund (i) to a Fund or (ii) to other persons on behalf of a Fund for services provided to it for which it would be obligated to pay. The Adviser may also take into account sales of Fund shares when allocating brokerage.

         In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis may be used by the Adviser in connection with services to clients other than a Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

         Investment decisions for a Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

          A Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or Forum. The Advisory Agreement authorizes the Adviser to so execute trades. The Board of Trustees has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of each Fund are sold on a continuous basis by the distributor at net asset value without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at FFC's offices located at Two Portland Square, Portland, Maine 04101.

         The Trust accepts orders for the purchase or redemption of shares Monday through Friday on all Fund Business Days (as defined in the prospectus) between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Standard Time). The Trust does not determine net asset value, and does not accept orders, on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. The Trust also reserves the right to cease accepting purchase and redemption orders for same day credit when the Public Securities Association (PSA) recommends that the securities market close early. On days that the Trust closes early, purchase and redemption orders received after the PSA recommended closing time will be credited for the next Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

ADDITIONAL REDEMPTION MATTERS

         The Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

         Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board of Trustees determines economic conditions exist which would make payment in cash detrimental to the best interests of a Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

         Shareholders' rights of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (ii) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (iii) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of a Fund.

         Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that (i) are not restricted as to transfer either by law or liquidity of market and (ii) have a value which is readily ascertainable (and not established only by valuation procedures).

                                   8. TAXATION

         Each Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve governmental supervision of management or investment practices or policies of a Fund. The information set forth in the Prospectus and the following discussion relates solely to Federal income taxes on dividends and distributions by a Fund and assumes that each Fund qualifies as a regulated investment company. Investors should consult their own counsel as to the consequences to them of Federal, state and local tax laws.

         As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of investment company taxable income (i.e., net investment income and capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gains if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. For purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by a Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and a Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto). However, for purposes of Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

FUND DISTRIBUTIONS

          Each Fund anticipates distributing substantially all of its investment company taxable income (i.e., the taxable income of a regulated investment company adjusted pursuant to Section 852(b)(2) of the Code) for each taxable year. Such distributions will be taxable for shareholders as ordinary income and treated as dividends for federal income tax purposes, and may qualify for the 70% dividends-received deduction for corporate shareholders.

          A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts, except to the extent that they may be offset by capital loss carryovers. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of a Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Shareholders purchasing shares of a Fund just prior to the ex-dividend date will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

          A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemptions of shares, paid to any shareholder (1)
who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

         For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by a Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received. There may be short- or long-term gains and losses associated with closing purchase or sale transactions. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of a Fund's total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30, or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum federal rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. Federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of a Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes a Fund with proper notification of its foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of Federal, state and local tax rules with respect to an investment in a Fund.

                                9. OTHER MATTERS

CUSTODIAN

         Pursuant to an agreement (the "Custodian Agreement"), BankBoston (the "Custodian"), P.O. Box 1959, Boston, Massachusetts 02105, acts as the custodian of each Fund's assets. The Custodian's responsibilities include safeguarding and controlling a Fund's cash and securities, determining income and collecting interest on Fund investments. The Custodian may employ foreign subcustodians to provide custody of a Fund's foreign assets in accordance with applicable regulations. The Custodian is paid a fee at an annual rate of 0.02% of the first $100 million of the average daily net assets of a Fund, 0.015% of the next $100 million of the average daily net assets of a Fund and 0.001% of the average daily net assets of a Fund over $200 million, and certain transaction fees.

COUNSEL

         Legal matters in connection with the issuance of shares of stock of the Trust are passed upon by Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022. Kramer, Levin, Naftalis & Frankel has relied upon the opinion of Morris, Nichols, Arsht & Tunnell, 1201 N. Market Street, Wilmington, Delaware, for matters relating to Delaware law.

AUDITORS


         Ernst & Young LLP, One North Broadway, White Plains, NY 10601, independent auditors, have been selected as auditors for the Trust.

THE TRUST AND ITS SHAREHOLDERS

         The Trust was organized as a Delaware business trust on April 24, 1995.

         Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

         The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Fund capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.


OWNERSHIP OF SHARES OF THE FUNDS

As of December 1, 1997, the amount of shares owned by all officers and trustees of the Trust, as a group, was less than 1.00% of the Small Cap Value Fund's outstanding shares. Also as of that date, the shareholder listed below owned or owned of record more than 5% of the Fund. From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

                                                   PERCENTAGE OF FUND
                                                   SHARES OWNED
SHAREHOLDER
Donaldson, Lufkin & Jenrette Sec. Corp.            5.33%
Mutual Funds Department, 5th Floor
P.O. Box 2052
Jersey City, New Jersey 07303

FINANCIAL STATEMENTS

The financial statements of the Small Cap Value Fund for the year ended September 30, 1997 (which includes the statement of assets and liabilities, including the schedule of investments of the Small Cap Value Fund and the related statement of operations, the statement of changes in net assets, the financial highlights, and the independent auditors' report thereon) included in the Annual Report to shareholders of the Trust are delivered along with this SAI and incorporated herein by reference.

                                 10. APPENDIX A

DESCRIPTION OF SECURITIES RATINGS


CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

         (A) MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Moody's rates corporate bond issues, including convertible debt issues, as follows:

         Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         (B) STANDARD & POOR'S CORPORATION ("S&P")

         S&P rates corporate bond issues, including convertible debt issues, as follows:

         Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated `BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         Bonds rated `B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         Bonds rated `CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating `Cl' is reserved for income bonds on which no interest is being paid.

         Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK

         (A) MOODY'S

         Moody's rates preferred stock issues as follows:

         An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

         An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

         (B) STANDARD & POOR'S

         Standard & Poor's rates preferred stock issues as follows:

         "AAA" is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         A preferred stock rated "C" is a non-paying issue.

         A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

         Included in the Prospectus (Part A):

                  Financial Highlights

         Included in the Statement of Additional Information (Part B):

                  Audited financial statements for the year ended September 30, 1997 including: Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Schedule of Investments were filed with the Securities and Exchange Commission via EDGAR for Small Cap Value Fund on November 21, 1997, accession number 0001047469-97-005751 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference..

(B)      EXHIBITS:

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 33-91498.

          (1) Copy of Trust Instrument (filed via EDGAR on April 30, 1996 as Exhibit (1) to PEA No. 1, Accession No. 0000912057-96-007562).

          (2) Copy of Bylaws (filed via EDGAR on April 30, 1996, as Exhibit (2) to PEA No. 1, Accession No. 0000912057-96-007562).

          (3)  Inapplicable.

          (4)  Inapplicable.

          (5) Investment Advisory Agreement between Registrant and Cramer Rosenthal McGlynn, LLC (filed herewith).

          (6) Distribution Agreement between Registrant and Forum Financial Services, Inc. (filed via EDGAR on October 17, 1997 as Exhibit
               (6) of PEA No.3, Accession No. 0001047469-97-001104).

          (7)  Inapplicable.

          (8) Custodian Agreement (filed via EDGAR on October 17, 1997 as Exhibit (8) of PEA No.3, Accession No. 0001047469-97-001104).

          (9)  (a)  Administration   Agreement  between   Registrant  and  Forum
                    Administrative Services, LLC (filed herewith).

               (b) Transfer Agency Agreement between Registrant and Forum Financial Corp. (filed herewith).

               (c) Fund Accounting Agreement to be between Registrant and Forum Accounting Services, LLC (filed herewith).

         (10)  (a)  Opinion of Kramer, Levin, Naftalis,  Nessen, Kamin & Frankel
                    (filed via EDGAR on October 17, 1997 as Exhibit (10)(a) to PEA No.3, Accession No. 0001047469-97-001104).

               (b) Opinion of Morris, Nichols, Arsht & Tunnell (filed via EDGAR on October 17, 1997 as Exhibit (10)(b) to PEA No.3, Accession No. 0001047469-97-001104).

         (11)     Consent of Independent Auditors

         (12)     Inapplicable.

         (13) Form of Investment Representation Letter (filed via EDGAR on October 17, 1997 as Exhibit (13) to PEA No.3, Accession No. 0001047469-97-001104).

         (14)     Inapplicable.

         (15)     Inapplicable.

         (16)     Inapplicable.

Other Exhibits:

         (A) Power of Attorney of Fred M. Filoon (filed via EDGAR on October 17, 1997 as Other Exhibit to PEA No.3, Accession No. 0001047469-97-001104).

         (B) Power of Attorney of John E. Appelt (filed via EDGAR on October 17, 1997 as Other Exhibit to PEA No.3, Accession No. 0001047469-97-001104).

         (C) Power of Attorney of Louis Klein Jr. (filed via EDGAR on October 17, 1997 as Other Exhibit to PEA No.3, Accession No. 0001047469-97-001104).

         (D) Power of Attorney of Clement C. Moore, II(filed via EDGAR on October 17, 1997 as Other Exhibit to PEA No.3, Accession No. 0001047469-97-001104).

         (E) Power of Attorney of Eugene A. Trainor, III (filed via EDGAR on October 17, 1997 as Other Exhibit to PEA No.3, Accession No. 0001047469-97-001104).


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF DECEMBER 1, 1997.

         Title of Class of Shares
         of Beneficial Interest                           Number of Holders
         ------------------------                         -----------------

         The CRM Small Cap Value Fund                     1,169

ITEM 27. INDEMNIFICATION.

         Section 10.01 of the Registrant's Trust Instrument provides that a Trustee, when acting in such capacity, will not be personally liable to any person other than the Trust or Shareholders for any act, omission or obligation of the Trust or any Trustee. Section 10.01 also provides that a Trustee, when acting in such capacity, will not be liable to the Trust or to Shareholder except for acts or omissions constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties under the Trust Instrument.

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Section 10.02 also provides that the Trust may obtain insurance coverage for the indemnification rights provided for section 10.02.

         The foregoing description of the limitation of liability, indemnification and insurance provisions of the Trust Instrument is modified in its entirety by the provisions of Article X of the Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

         The description of Cramer Rosenthal McGlynn, LLC, under the caption "Management of the Trust - The Adviser" and "Management - Investment Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The address of Cramer Rosenthal McGlynn, LLC, is 707 Westchester Avenue, White Plains, New York 10604. The following are the partners and executive officers of Cramer Rosenthal McGlynn, LLC, including any business connections of a substantial nature which they have had in the past two years.

         Gerald Bertram Cramer, Member; Chairman of the Board

               Chairman of the Board of Cramer Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604.

         Edward John Rosenthal, Member; Vice Chairman

               Currently Vice Chairman and Treasurer of Cramer Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604, Mr. Rosenthal was formerly Executive Vice President of Cramer Rosenthal McGlynn, Inc., and CRM Management, Inc.

         Ronald Harward McGlynn, Member; President

                  President of Cramer Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604.

         Jay Brian Abramson, Member; Executive Vice President

                  Executive  Vice  President  and  General   Counsel  of  Cramer
                  Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604.

         Fred Marden Filoon, Member; Senior Vice President

                  Senior Vice President of Cramer Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604.

         Arthur Jay Pergament, Member; Senior Vice President

                  Senior Vice President of Cramer Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604.

         Eugene Anthony Trainor, III, Treasurer and Assistant Secretary

                  Currently Vice President and Chief Financial Officer of Cramer Rosenthal McGlynn, Inc., 707 Westchester Avenue, White Plains, New York 10604, Mr. Trainor was formerly the Chief Financial Officer and Controller of Grotech Capital Group, Inc., in Timonium, MD.

ITEM 29. PRINCIPAL UNDERWRITERS.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Advantage Funds, Norwest Select Funds, Sound Shore Fund, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940
Act") and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, and Forum Financial Corp. The offices of both companies are located at Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Other Information - Custodian" in Part B to this Registration Statement.

ITEM 31. MANAGEMENT SERVICES.

         Inapplicable.

ITEM 32. UNDERTAKINGS.

         Registrant undertakes to:

         (i) file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

         (ii) contain in its Trust Instrument or bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in Section 16(c) of the 1940 Act, except to the extent such provisions are mandatory or prohibited under applicable Delaware law; and,

         (iii) furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, State of Maine on the 31st day of December, 1997.

                                                  THE CRM FUNDS

                                                  By:    FRED M. FILOON*
                                                           President

                                                  *By: /S/ MAX BERUEFFY
                                                       ------------------------
                                                  Max Berueffy, Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 31st day of December, 1997.

         SIGNATURES                                        TITLE

(a)      Principal Executive Officer

         FRED M. FILOON*                                   President and Trustee

         *By:  /S/ MAX BERUEFFY
               ---------------------
                Max Berueffy, Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         EUGENE A. TRAINOR, III                            Treasurer

         *By:  /S/ MAX BERUEFFY
               ---------------------
                Max Berueffy, Attorney-in-Fact

(c)      Majority of the Directors

         JOHN E. APPELT*                                   Trustee
         FRED M. FILOON*                                   Trustee
         LOUIS KLEIN, JR.*                                 Trustee
         CLEMENT C. MOORE, II*                             Trustee
         EUGENE A. TRAINOR III*                            Trustee

         *By:  /S/ MAX BERUEFFY
               ---------------------
                Max Berueffy, Attorney-in-Fact

                                  EXHIBIT INDEX

     EXHIBIT                                                                                   PAGE

5        Investment Advisory Agreement between The CRM Funds and Cramer Rosenthal
                  McGlynn, LLC...................................................................

9(a)     Administration Agreement between The CRM Funds and Forum Administrative
                  Services, LLC..................................................................

9(b)     Transfer Agency Agreement between The CRM Funds and Forum Financial Corp................

9(c)     Fund Accounting Agreement between The CRM Funds and Forum Accounting Services,
                  LLC............................................................................

11       Consent of Independent Auditors.........................................................